                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07943

                           Nuveen Multistate Trust III
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: May 31st
                                               --------

                      Date of reporting period: November 30th, 2003
                                                ------------------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund



[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Managers' Comments

Portfolio managers Scott Romans and Dan Solender examine economic and market conditions, key investment strategies, and the performance of the Nuveen Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds. Scott, who has over three years of investment experience, assumed primary management responsibility for the Louisiana Fund in 2003. Dan, with 16 years of investment experience, began managing the Georgia, North Carolina, and Tennessee Funds in 2003.

What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended November 30, 2003?

When the period began, inflation remained under control while the economy continued to turn in sluggish growth. In June, the Federal Reserve Board cut its target interest rate yet again, this time to one percent, the lowest level for the Fed Funds rate in 45 years. Beginning in late October, however, it became clear that the economy turned a corner, at least temporarily, during the third quarter of 2003. In July, August, and September, the gross domestic product (GDP) grew at an 8.2% annual rate. This was more than double the GDP's second-quarter performance, and the strongest growth achieved since 1984. Along with a major tax cut that put spending money in consumers' pockets, the continued low interest rate environment contributed to the economy's rapid expansion and the steady upward movement of the stock market.

Although recent signs pointed to a mending economy, states and municipalities around the country continued to face budget deficits and other financial challenges. To meet these challenges, they issued a record amount of debt. For the first 11 months of 2003, municipal bond issuance nationwide surpassed $347 billion, a five percent increase over the same period in the prior year.

Much of that new supply came to market in early 2003, when long-term municipal interest rates were at their lowest. Issuance slowed as bond yields began rising in mid-summer. However, with yields still low by historical standards, a steady stream of new debt continued to come to market, satisfying the healthy appetite for municipal securities during the period.

Among the four states discussed in this report, two saw an increase in municipal bond supply during 2003 (through November). Tennessee's issuance increased five percent, while North Carolina's increased 93%, more than almost any other state in the country. Much of this increase was due to a $3.1 billion general obligation issue to be used to expand and modernize both the University of North Carolina Systems and the state's community colleges. Georgia and Louisiana recorded declines in issuance of 14% and 6%, respectively.

During the past six months, Georgia's economy began to show signs of recovery, especially in the Atlanta area. The state's manufacturing sector remained weak, but growth in tourism and wireless communications helped balance those losses. At just 4.2%, Georgia's unemployment rate was well below the national average of 5.9 percent. In the third quarter of 2003, the state saw a year-over-year increase in tax revenues. However, Georgia still was forced to draw down its financial reserves, limiting future fiscal flexibility. As of the end of the period, Georgia, an above-average issuer of debt, maintained the highest credit ratings from Moody's (Aaa) and Standard & Poor's (AAA).

Louisiana, meanwhile, had A1 and A+ credit ratings from Moody's and Standard & Poor's, respectively. The state's economy remained weak during the past six months, although it has begun to show signs of a recovery. Louisiana's manufacturing sector continued to decline, though that decline was balanced by a growing service-employment sector and a stable gaming industry. In June the state passed a $6.5 billion budget for fiscal year 2004. Continued economic growth, along with legislation giving the governor added power to limit spending,

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.



                          Semiannual Report l Page 2

               Class A Shares--
               One-Year Total Returns as of 11/30/03
               --------------------------------------------------

               Nuveen Georgia Municipal Bond Fund/1/        7.04%
               Lipper Georgia Municipal Debt Funds category
                 average/2/                                 6.19%
               Lehman Brothers Municipal Bond Index/3/      6.65%
               --------------------------------------------------

               Nuveen Louisiana Municipal Bond Fund/1/      6.25%
               Lipper Louisiana Municipal Debt Funds
                 category average/2/                        5.83%
               Lehman Brothers Municipal Bond Index/3/      6.65%
               --------------------------------------------------

               Nuveen North Carolina Municipal Bond Fund/1/ 6.92%
               Lipper North Carolina Municipal Debt Funds
                 category average/2/                        6.07%
               Lehman Brothers Municipal Bond Index/3/      6.65%
               --------------------------------------------------

               Nuveen Tennessee Municipal Bond Fund/1/      6.89%
               Lipper Tennessee Municipal Debt Funds
                 category average/2/                        5.93%
               Lehman Brothers Municipal Bond Index/3/      6.65%
               --------------------------------------------------

led to optimism that the next budget could be balanced as well.

Moody's gave North Carolina a credit rating of Aa1, while Standard & Poor's gave the state its highest rating, AAA. The state has one of the lowest debt burdens in the nation. North Carolina's economy continued to improve slowly during 2003. The state's unemployment rate was 6.2% in November 2003, slightly above the national average. North Carolina faced a fiscal shortfall for its 2004 fiscal year, but was able to bring its budget into balance through the use of nonrecurring revenues, financial reserves, and various spending controls.

Tennessee's economy grew steadily, benefiting from a diverse employment base that includes the transportation, defense, automotive, and technology sectors. After two consecutive years of declining employment, employment growth turned positive in 2003. Tennessee's fiscal conditions stabilized, due in part to an increase in the state sales tax rate from six to seven percent. This measure enabled the state to balance its budget without resorting to the use of one-time revenues. At period end, the state's general obligation debt was given credit ratings of Aa2 and AA by Moody's and Standard & Poor's, respectively.

How did the Funds perform during the 12 months ended November 30, 2003?

The accompanying chart provides performance information for the four Nuveen Investments Funds discussed in this report (Class A shares at net asset value) for the 12 months ended November 30, 2003. The chart also compares the Funds' performance to that of their peers (as measured by their respective Lipper peer category average) and to the national municipal bond market (as measured by the Lehman Brothers Municipal Bond Index). The total return of all four Funds outperformed their Lipper peer category averages during the past 12 months. In addition, all but the Louisiana Fund outperformed the Lehman Index.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2003, the Nuveen Georgia, Louisiana, North Carolina and Tennessee Municipal Bond Funds had negative UNII.

1Performance figures are for Class A shares at net asset value as of November
 30, 2003. Current performance may be more or less than the performance shown. 2For each state, the Lipper peer category returns shown represent the average annualized total return for all reporting funds for the one-year period ended November 30, 2003. As of that date, the Lipper peer categories included 29 Georgia funds, 13 Louisiana funds, 26 North Carolina funds, and 14 Tennessee funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                          Semiannual Report l Page 3

--------------------------------------------------------------------------------

What strategies were used to manage these Funds during the six-months ended November 30, 2003 and how did these strategies influence performance over this period?

For each of the four Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen Investments fixed-income fund. We identified the long-intermediate part of the yield curve, bonds maturing in approximately 15 to 25 years, as a source of potential value. Thus, when making new purchases for the Funds, we tended to favor tax-free securities in this maturity range. That said, we tended to limit our trading activity during the past six months. With interest rates continuing to be historically low, we believed that our shareholders were best served by maintaining many of the Funds' existing holdings.

Even as we followed these strategies, the management of each Fund also reflected the unique characteristics of each state. The following is a portfolio-by-portfolio summary of our management approaches during the past six months.

Georgia

New supply of Georgia municipal bonds declined in 2003 as it did not need to access the municipal market as much as other states in handling the reduction in revenues due to the slow economy. The relatively limited supply made attractively valued investment opportunities more difficult to come by. When we did add new securities to the Fund portfolio, we favored premium bonds with maturity dates of 15 to 25 years. In our opinion, the steep yield curve meant that those securities offered some of the market's best values.

Louisiana

As the period progressed, we looked to moderate the Fund's sensitivity to interest rates. To accomplish this goal, we trimmed our position in long-duration zero-coupon bonds ("zeroes"). Because zeroes do not make coupon payments, they are issued at a steep discount and appreciate over time. These bonds are highly volatile and especially vulnerable to rising rates. We reinvested proceeds in more-defensive premium-coupon bonds, especially with 18- to 23-year maturities. At the end of the period, we were keeping our eyes open for further opportunities to try to reduce the portfolio's volatility.

North Carolina

With low interest rates causing many homeowners to refinance their loans, we had several housing bonds called from these prepayments. The proceeds from these bond calls were invested in long-intermediate bonds and reduced our exposure to the housing sector. During the period we also looked to manage our exposure to BBB-rated securities, which represented 12% of the portfolio as of period end. In general, however, we were comfortable with the Fund's positioning and kept trading activity limited throughout the past six months.

Tennessee

We monitored the Tennessee new-issue market and took advantage of attractive opportunities when they became available. We sold bonds from the Fund when, in our opinion, they lacked sufficient coupon income or call protection or did not otherwise enhance our desired portfolio structure. In general, however, we believed that the portfolio was well structured and did not make major changes. It remained a high-quality portfolio, with 82% of its portfolio invested in bonds rated AAA/U.S. Guaranteed and AA as of November 30.



                          Semiannual Report l Page 4

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03               Nuveen Georgia Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.10   $11.12   $11.07   $11.07
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Inception Date              3/27/86  2/18/97  1/04/94  2/14/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          7.04%   2.51%
                  ----------------------------------------------
                  5-Year                          4.72%   3.84%
                  ----------------------------------------------
                  10-Year                         5.58%   5.13%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.22%   2.22%
                  ----------------------------------------------
                  5-Year                          3.93%   3.76%
                  ----------------------------------------------
                  10-Year                         5.04%   5.04%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.48%
                  ----------------------------------------------
                  5-Year                          4.13%
                  ----------------------------------------------
                  10-Year                         4.98%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.23%
                  ----------------------------------------------
                  5-Year                          4.94%
                  ----------------------------------------------
                  10-Year                         5.70%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.32%   4.14%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.55%   3.40%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.26%   5.04%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.56%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.97%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.40%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.79%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.16%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.68%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.50%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.91%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.79%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.51%         1.11%
                            ----------------------------------------------
                            5-Year              4.85%         3.96%
                            ----------------------------------------------
                            10-Year             5.47%         5.02%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.71%         0.71%
                            ----------------------------------------------
                            5-Year              4.07%         3.90%
                            ----------------------------------------------
                            10-Year             4.93%         4.93%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              4.96%
                            ----------------------------------------------
                            5-Year              4.26%
                            ----------------------------------------------
                            10-Year             4.87%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.70%
                            ----------------------------------------------
                            5-Year              5.06%
                            ----------------------------------------------
                            10-Year             5.59%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     64%
AA                      14%
A                        9%
BBB                      8%
NR                       2%
BB or Lower              3%

                  Top Five Sectors/5/
                  Healthcare                              20%
                  -------------------------------------------
                  Water and Sewer                         15%
                  -------------------------------------------
                  Tax Obligation/Limited                  13%
                  -------------------------------------------
                  Utilities                               13%
                  -------------------------------------------
                  Housing/Multifamily                      9%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $162,150
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.83
                  -------------------------------------------
                  Average Duration                       6.09
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03             Nuveen Louisiana Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.43   $11.43   $11.41   $11.49
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0420  $0.0350  $0.0370  $0.0440
         --------------------------------------------------------------
         Inception Date              9/12/89  2/06/97  2/02/94  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.25%   1.82%
                  ----------------------------------------------
                  5-Year                          4.63%   3.74%
                  ----------------------------------------------
                  10-Year                         5.67%   5.22%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.57%   1.57%
                  ----------------------------------------------
                  5-Year                          3.88%   3.72%
                  ----------------------------------------------
                  10-Year                         5.11%   5.11%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.71%
                  ----------------------------------------------
                  5-Year                          4.06%
                  ----------------------------------------------
                  10-Year                         5.09%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.54%
                  ----------------------------------------------
                  5-Year                          4.95%
                  ----------------------------------------------
                  10-Year                         5.87%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.41%   4.22%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.55%   3.40%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.14%   4.93%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.67%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.97%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.30%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.89%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.17%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.59%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.60%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.91%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.67%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              4.47%         0.11%
                            ----------------------------------------------
                            5-Year              4.75%         3.85%
                            ----------------------------------------------
                            10-Year             5.55%         5.10%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.71%        -0.28%
                            ----------------------------------------------
                            5-Year              4.00%         3.83%
                            ----------------------------------------------
                            10-Year             4.98%         4.98%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.84%
                            ----------------------------------------------
                            5-Year              4.19%
                            ----------------------------------------------
                            10-Year             4.97%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.67%
                            ----------------------------------------------
                            5-Year              5.06%
                            ----------------------------------------------
                            10-Year             5.75%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     71%
AA                       3%
A                        5%
BBB                     21%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  21%
                  -------------------------------------------
                  Healthcare                              17%
                  -------------------------------------------
                  Education and Civic Organizations       12%
                  -------------------------------------------
                  Housing/Single Family                   10%
                  -------------------------------------------
                  Tax Obligation/General                   9%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $120,178
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.09
                  -------------------------------------------
                  Average Duration                       7.32
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03        Nuveen North Carolina Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.64   $10.65   $10.63   $10.65
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date              3/27/86  2/25/97 10/04/93  2/05/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.92%   2.39%
                  ----------------------------------------------
                  5-Year                          4.91%   4.01%
                  ----------------------------------------------
                  10-Year                         5.24%   4.79%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.03%   2.03%
                  ----------------------------------------------
                  5-Year                          4.14%   3.97%
                  ----------------------------------------------
                  10-Year                         4.70%   4.70%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.33%
                  ----------------------------------------------
                  5-Year                          4.34%
                  ----------------------------------------------
                  10-Year                         4.65%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.09%
                  ----------------------------------------------
                  5-Year                          5.11%
                  ----------------------------------------------
                  10-Year                         5.38%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.29%   4.11%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.37%   3.23%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.11%   4.79%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.55%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.78%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.21%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.73%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.98%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.52%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.45%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.72%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.64%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.38%         0.98%
                            ----------------------------------------------
                            5-Year              5.07%         4.18%
                            ----------------------------------------------
                            10-Year             5.13%         4.69%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.60%         0.60%
                            ----------------------------------------------
                            5-Year              4.30%         4.13%
                            ----------------------------------------------
                            10-Year             4.59%         4.59%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              4.79%
                            ----------------------------------------------
                            5-Year              4.50%
                            ----------------------------------------------
                            10-Year             4.56%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.55%
                            ----------------------------------------------
                            5-Year              5.29%
                            ----------------------------------------------
                            10-Year             5.28%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     38%
AA                      41%
A                        9%
BBB                     12%

                  Top Five Sectors/5/
                  Healthcare                              20%
                  -------------------------------------------
                  Housing/Single Family                   14%
                  -------------------------------------------
                  Tax Obligation/Limited                  13%
                  -------------------------------------------
                  Utilities                               12%
                  -------------------------------------------
                  Education and Civic Organizations       11%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $221,845
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.07
                  -------------------------------------------
                  Average Duration                       5.30
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03             Nuveen Tennessee Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.43   $11.45   $11.44   $11.43
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0420  $0.0350  $0.0370  $0.0440
         --------------------------------------------------------------
         Inception Date             11/02/87  2/25/97 10/04/93  2/06/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.89%   2.41%
                  ----------------------------------------------
                  5-Year                          4.80%   3.90%
                  ----------------------------------------------
                  10-Year                         5.31%   4.85%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.19%   2.19%
                  ----------------------------------------------
                  5-Year                          4.03%   3.86%
                  ----------------------------------------------
                  10-Year                         4.76%   4.76%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.38%
                  ----------------------------------------------
                  5-Year                          4.23%
                  ----------------------------------------------
                  10-Year                         4.73%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.09%
                  ----------------------------------------------
                  5-Year                          5.00%
                  ----------------------------------------------
                  10-Year                         5.43%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.41%   4.22%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.64%   3.49%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.39%   5.17%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.67%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.06%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.53%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.88%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.26%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.83%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.62%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.00%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.93%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.70%         1.25%
                            ----------------------------------------------
                            5-Year              4.98%         4.07%
                            ----------------------------------------------
                            10-Year             5.21%         4.75%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.92%         0.92%
                            ----------------------------------------------
                            5-Year              4.19%         4.03%
                            ----------------------------------------------
                            10-Year             4.66%         4.66%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              5.12%
                            ----------------------------------------------
                            5-Year              4.39%
                            ----------------------------------------------
                            10-Year             4.63%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.91%
                            ----------------------------------------------
                            5-Year              5.18%
                            ----------------------------------------------
                            10-Year             5.34%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     51%
AA                      31%
A                        5%
BBB                     12%
NR                       1%

                  Top Five Sectors/5/
                  Healthcare                              17%
                  -------------------------------------------
                  U.S. Guaranteed                         14%
                  -------------------------------------------
                  Tax Obligation/General                  11%
                  -------------------------------------------
                  Tax Obligation/Limited                  10%
                  -------------------------------------------
                  Utilities                               10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $345,643
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.84
                  -------------------------------------------
                  Average Duration                       6.03
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 8

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                    Nuveen    Nuveen         Nuveen     Nuveen
                                   Georgia Louisiana North Carolina  Tennessee
                                 Municipal Municipal      Municipal  Municipal
  Approval of the Board Members       Bond      Bond           Bond       Bond
  was reached as follows:             Fund      Fund           Fund       Fund
  ---------------------------------------------------------------------------
  William E. Bennett
   For                           8,577,221 6,469,308     13,497,556 17,281,732
   Withhold                        221,160    77,594        252,466    358,415
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Robert P. Bremner
   For                           8,596,319 6,472,749     13,500,077 17,292,051
   Withhold                        202,062    74,153        249,945    348,096
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Lawrence H. Brown
   For                           8,592,610 6,472,749     13,504,278 17,300,789
   Withhold                        205,771    74,153        245,744    339,358
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Jack B. Evans
   For                           8,596,319 6,472,749     13,499,316 17,304,127
   Withhold                        202,062    74,153        250,706    336,020
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Anne E. Impellizzeri
   For                           8,588,932 6,469,308     13,504,297 17,294,146
   Withhold                        209,449    77,594        245,725    346,001
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  William L. Kissick
   For                           8,582,234 6,472,749     13,501,187 17,295,893
   Withhold                        216,147    74,153        248,835    344,254
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Thomas E. Leafstrand
   For                           8,590,861 6,471,432     13,504,278 17,291,947
   Withhold                        207,520    75,470        245,744    348,200
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Peter R. Sawers
   For                           8,592,610 6,472,749     13,503,257 17,291,726
   Withhold                        205,771    74,153        246,765    348,421
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  William J. Schneider
   For                           8,596,319 6,472,749     13,502,722 17,308,584
   Withhold                        202,062    74,153        247,300    331,563
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------

----
9

Shareholder
               Meeting Report (continued)

  ---------------------------------------------------------------------------
                                    Nuveen    Nuveen         Nuveen     Nuveen
                                   Georgia Louisiana North Carolina  Tennessee
                                 Municipal Municipal      Municipal  Municipal
  Approval of the Board Members       Bond      Bond           Bond       Bond
  was reached as follows:             Fund      Fund           Fund       Fund
  ---------------------------------------------------------------------------
  Timothy R. Schwertfeger
   For                           8,594,570 6,469,308     13,503,257 17,298,694
   Withhold                        203,811    77,594        246,765    341,453
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Judith M. Stockdale
   For                           8,586,159 6,472,749     13,488,704 17,292,051
   Withhold                        212,222    74,153        261,318    348,096
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  Sheila W. Wellington
   For                           8,588,932 6,467,991     13,496,959 17,295,893
   Withhold                        209,449    78,911        253,063    344,254
  ---------------------------------------------------------------------------
  Total                          8,798,381 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  To approve a change to a
   fundamental investment
   restriction with respect to
   lending*
   For                           6,441,968 4,398,592      9,903,932 13,084,614
   Against                         358,481   198,843        439,228    828,191
   Abstain                         354,036   189,158        617,130    531,539
   Broker Non-Vote               2,257,555 1,760,309      2,789,732  3,195,803
  ---------------------------------------------------------------------------
  Total                          9,412,040 6,546,902     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  To approve a change to a
   fundamental investment
   restriction with respect to
   borrowing*
   For                           6,415,269 4,605,886     10,058,536 13,081,561
   Against                         359,899   246,315        450,669    881,065
   Abstain                         379,317   219,972        451,085    481,718
   Broker Non-Vote               2,257,555 1,687,092      2,789,732  3,195,803
  ---------------------------------------------------------------------------
  Total                          9,412,040 6,759,265     13,750,022 17,640,147
  ---------------------------------------------------------------------------
  To approve a change to a
   fundamental investment
   restriction with respect to
   investing in municipal
   securities*
   For                           6,407,605 4,585,723      9,777,542 13,314,166
   Against                         412,384   251,597        517,163    678,834
   Abstain                         334,496   234,853        665,585    451,344
   Broker Non-Vote               2,257,555 1,687,092      2,789,732  3,195,803
  ---------------------------------------------------------------------------
  Total                          9,412,040 6,759,265     13,750,022 17,640,147
  ---------------------------------------------------------------------------

* For each Fund, the shareholder meetings were convened on July 28, 2003, but were adjourned to September 10, 2003 for the Nuveen Georgia Municipal Bond Fund and Nuveen Louisiana Municipal Bond Fund with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for the Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. At the September 10, 2003 reconvened meeting for the Nuveen Georgia Municipal Bond Fund and Nuveen Louisiana Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003.

----
10

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
November 30, 2003


   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

    $  2,000 Cartersville Development Authority,       5/07 at 101.00        A+ $2,095,940
              Georgia, Sewerage Facilities Revenue
              Refunding Bonds, Anheuser-Busch
              Project, Series 1997, 6.125%, 5/01/27
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.1%

       5,000 Fulton County Development Authority,      9/11 at 102.00       AAA  5,241,600
              Georgia, Revenue Bonds, Georgia State
              University TUFF/Atlanta Housing LLC
              Project, Series 2001A, 5.250%, 9/01/32
              - AMBAC Insured

       4,500 Fulton County Development Authority,      4/12 at 100.00       AAA  4,625,100
              Georgia, Georgia Tech Athletic
              Association Revenue Bonds, Series
              2001, 5.125%, 10/01/32 - AMBAC Insured

         500 Private Colleges and Universities         6/04 at 102.00       AAA    522,280
              Authority, Georgia, Revenue Bonds,
              Spelman College, Series 1994, 6.200%,
              6/01/14 - FGIC Insured

       1,150 Private Colleges and Universities         9/11 at 100.00        AA  1,169,516
              Authority, Georgia, Emory University
              Revenue Bonds, Series 2001A, 5.000%,
              9/01/31
------------------------------------------------------------------------------------------
             Healthcare - 19.3%

       3,150 Baldwin County Hospital Authority,       12/08 at 102.00       BBB  2,581,078
              Georgia, Revenue Bonds, Oconee
              Regional Medical Center, Series 1998,
              5.375%, 12/01/28

       4,200 Chatham County Hospital Authority,        7/11 at 101.00        A-  4,491,732
              Savannah, Georgia, Hospital Revenue
              Improvement Bonds, Memorial Health
              University Medical Center, Inc.,
              Series 2001A, 6.125%, 1/01/24

       6,000 Clarke County Hospital Authority,         1/09 at 101.00       AAA  6,244,740
              Georgia, Hospital Revenue
              Certificates, Athens Regional Medical
              Center Project, Series 1999, 5.250%,
              1/01/29 - MBIA Insured

       1,000 Coffee County Hospital Authority,        12/06 at 102.00       N/R  1,028,330
              Georgia, Revenue Anticipation
              Certificates, Coffee Regional Medical
              Center, Inc. Project, Series 1997A,
              6.750%, 12/01/16

       1,000 Gainesville, Hall County Hospital        10/05 at 102.00       AAA  1,092,180
              Authority, Georgia, Revenue
              Anticipation Certificates, Northeast
              Georgia Health Services, Inc. Project,
              Series 1995, 6.000%, 10/01/20 - MBIA
              Insured

       3,000 Gainesville, Hall County Hospital         5/11 at 100.00        A-  3,030,090
              Authority, Georgia, Revenue
              Anticipation Certificates, Northeast
              Georgia Health Services, Inc. Project,
              Series 2001, 5.500%, 5/15/31

       7,150 Gwinnett County Hospital Authority,       2/12 at 102.00       AAA  7,513,220
              Georgia, Revenue Anticipation
              Certificates, Gwinnett Hospital
              System, Inc. Project, Series 1997B,
              5.300%, 9/01/27 - MBIA Insured

       2,250 Royston Hospital Authority, Georgia,      7/09 at 102.00       N/R  2,166,953
              Revenue Anticipation Certificates, Ty
              Cobb Healthcare System, Inc. Project,
              Series 1999, 6.500%, 7/01/27

       3,110 Valdosta and Lowndes County Hospital     10/12 at 101.00       AAA  3,246,094
              Authority, Georgia, Revenue
              Certificates, South Georgia Medical
              Center Project, Series 2002, 5.250%,
              10/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.1%

       1,250 Atlanta Housing Authority, Georgia,       2/09 at 102.00       AAA  1,276,575
              GNMA Collateralized Multifamily
              Housing Revenue Bonds, Village at
              Castleberry Hill Project, Series 1999,
              5.400%, 2/20/39 (Alternative Minimum
              Tax)

       1,840 Augusta Housing Authority, Georgia,       5/05 at 102.00       Aa2  1,905,136
              FHA-Insured Mortgage Revenue Refunding
              Bonds, River Glen Apartments Section 8
              Assisted Project, Series 1995A,
              6.500%, 5/01/27

       1,480 Clayton County Housing Authority,        10/11 at 103.00       Aaa  1,556,116
              Georgia, GNMA Multifamily Housing
              Revenue Bonds, Vineyard Pointe
              Project, Series 2001A, 5.500%, 10/20/32

       1,000 DeKalb County Housing Authority,          1/05 at 102.00       AAA  1,034,940
              Georgia, Multifamily Housing Revenue
              Bonds, Lakes at Indian Creek
              Apartments Project, Series 1994,
              7.150%, 1/01/25 (Alternative Minimum
              Tax) - FSA Insured

       2,245 DeKalb County Housing Authority,         12/11 at 100.00       AAA  2,320,567
              Georgia, Multifamily Housing Revenue
              Bonds, Green of Stonecrest Apartments,
              Series 2001A-1, 5.550%, 12/01/34 -
              AMBAC Insured

       4,715 Housing Authority of the City of          6/07 at 102.00       AAA  5,259,724
              Lawrenceville, Georgia, Multifamily
              Housing Revenue Bonds, Knollwood Park
              Apartments Project, Series 1997,
              6.250%, 12/01/29 (Alternative Minimum
              Tax) (Mandatory put 6/01/15)

       1,295 Housing Authority of the City of Macon   10/04 at 102.00       Aaa  1,334,666
              Georgia, Multifamily Mortgage Revenue
              Refunding Bonds, FHA-Insured Mortgage
              Loan, The Vistas, Series 1994A,
              6.450%, 4/01/26

----
11

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Housing/Single Family - 5.1%

             Fulton County Housing Authority,
             Georgia, GNMA Mortgage-Backed
             Securities Program, Single Family
             Mortgage Revenue Bonds, Series 1995A:
     $   110   6.550%, 3/01/18 (Alternative Minimum    3/05 at 102.00       AAA $  112,144
              Tax)
          40   6.600%, 3/01/28 (Alternative Minimum    3/05 at 102.00       AAA     40,874
              Tax)

             Fulton County Housing Authority,
             Georgia, GNMA Mortgage-Backed
             Securities Program Single Family
             Mortgage Revenue Refunding Bonds,
             Series 1996A:
         200   6.125%, 9/01/18 (Alternative Minimum    9/06 at 102.00       AAA    209,890
              Tax)
         305   6.200%, 9/01/27 (Alternative Minimum    9/06 at 102.00       AAA    318,634
              Tax)

       3,965 Georgia Housing and Finance Authority,   12/10 at 100.00       AAA  4,092,871
              Single Family Mortgage Bonds, Series
              2001A, Subseries A-2, 5.700%, 12/01/31
              (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Authority,   12/11 at 100.00       AAA  1,372,793
              Single Family Mortgage Bonds, Series
              2002B-2, 5.350%, 12/01/22 (Alternative
              Minimum Tax)

       2,000 Georgia Housing and Finance Authority,   12/12 at 100.00       AAA  2,042,200
              Single Family Mortgage Bonds, Series
              2002C-2, 5.300%, 6/01/33 (Alternative
              Minimum Tax)

          55 Georgia Residential Finance Authority,   12/03 at 100.00       AA+     55,105
              FHA-Insured or VA-Guaranteed Single
              Family Mortgage Loans, Series 1988B,
              8.000%, 12/01/16
------------------------------------------------------------------------------------------
             Industrials - 0.9%

             Savannah Economic Development
              Authority, Georgia, Revenue Bonds,
              GTREP Project, Series 2002:
         680   5.000%, 7/01/17 - MBIA Insured          7/12 at 100.00       AAA    726,206
         715   5.000%, 7/01/18 - MBIA Insured          7/12 at 100.00       AAA    758,250
------------------------------------------------------------------------------------------
             Materials - 5.1%

       1,000 Brunswick and Glynn County Development    3/08 at 102.00       Ba3    826,800
              Authority, Georgia, Revenue Refunding
              Bonds, Georgia Pacific Corporation
              Project, Series 1998, 5.550%, 3/01/26
              (Alternative Minimum Tax)

       3,500 Effingham County Industrial Development   6/11 at 101.00       BB+  3,316,145
              Authority, Georgia, Pollution Control
              Revenue Refunding Bonds,
              Georgia-Pacific Project, Series 2001,
              6.500%, 6/01/31

       2,000 Richmond County Development Authority,    2/12 at 101.00       BBB  2,052,280
              Georgia, Environmental Improvement
              Revenue Refunding Bonds, International
              Paper Company Project, Series 2002A,
              6.000%, 2/01/25 (Alternative Minimum
              Tax)

       1,000 Savannah Economic Development               No Opt. Call      Baa2  1,140,720
              Authority, Georgia, Pollution Control
              Revenue Bonds, Union Camp Corporation
              Project, Series 1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority,       5/04 at 101.00       Baa  1,004,570
              Georgia, Pollution Control Revenue
              Refunding Bonds, ITT Rayonier, Inc.
              Project, Series 1993, 6.100%, 11/01/07
------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.4%

       3,630 Georgia, General Obligation Bonds,        8/12 at 100.00       AAA  3,892,304
              Series 2002D, 5.000%, 8/01/18
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.0%

         570 Burke County Development Authority,       2/04 at 100.00        A3    572,861
              Georgia, Industrial Development
              Revenue Bonds, Georgia Safe
              Corporation Project, Series 1991,
              7.500%, 2/01/11 (Alternative Minimum
              Tax)

       1,055 Burke County Economic Development        12/03 at 101.00        A3  1,070,614
              Authority, Georgia, Revenue Bonds,
              Ritz Instrument Transformers, Inc.
              Project, Series 1991A, 7.250%,
              12/01/11 (Alternative Minimum Tax)

       1,750 Butts County, Georgia, Certificates of   12/04 at 102.00       AAA  1,882,563
              Participation, Public Purpose Project,
              Series 1994, 6.750%, 12/01/14 - MBIA
              Insured

       1,605 Macon-Bibb County Urban Development       8/12 at 101.00        AA  1,719,982
              Authority, Georgia, City of Macon
              Projects, Revenue Bonds, Series 2002A,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit          No Opt. Call        AA  3,361,272
              Authority, Georgia, Sales Tax Revenue
              Refunding Bonds, Series N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit          No Opt. Call       AAA    615,120
              Authority, Georgia, Sales Tax Revenue
              Refunding Bonds, Series P, 6.250%,
              7/01/20 - AMBAC Insured

       6,000 Rockdale County Water and Sewerage        1/10 at 101.00       AAA  6,383,220
              Authority, Georgia, Revenue Bonds,
              Series 1999A, 5.375%, 7/01/29 - MBIA
              Insured

----
12

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  4,000 Upper Oconee Basin Water Authority,       7/08 at 102.00       AAA $4,204,680
              Georgia, Revenue Bonds, Series 1997,
              5.250%, 7/01/27 - FGIC Insured

       1,250 Ware County Hospital Authority,           3/04 at 100.00       AAA  1,266,900
              Georgia, Revenue Anticipation
              Certificates, Satilla Park Hospital,
              Series 1992A, 6.625%, 3/01/15 - MBIA
              Insured
------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,000 Atlanta, Georgia, Airport Facilities      1/07 at 101.00       AAA  1,103,490
              Revenue Refunding Bonds, Series 1996,
              5.250%, 1/01/10 - AMBAC Insured
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.0%

         790 Atlanta, Georgia, Water and Wastewater    5/09 at 101.00       AAA    893,277
              Revenue Bonds, Series 1999A, 5.000%,
              11/01/38 (Pre-refunded to 5/01/09) -
              FGIC Insured

         505 Cherokee County Water and Sewerage          No Opt. Call       AAA    641,799
              Authority, Georgia, Revenue Bonds,
              Series 1985, 9.750%, 8/01/09 - MBIA
              Insured

       1,000 Conyers, Georgia, Water and Sewerage      7/04 at 102.00       AAA  1,051,470
              Revenue Bonds, Series 1994A, 6.600%,
              7/01/15 - AMBAC Insured

       1,000 Downtown Smyrna Development Authority,    2/05 at 102.00       AAA  1,082,940
              Georgia, General Obligation Bonds,
              Series 1994, 6.600%, 2/01/17
              (Pre-refunded to 2/01/05) - MBIA
              Insured

       4,000 Fulton County Housing Authority,          7/08 at 100.00       AAA  4,656,040
              Georgia, Multifamily Housing Revenue
              Bonds, Concorde Place Apartments
              Project, Series 1996A, 6.375%, 1/01/27
              (Alternative Minimum Tax)
              (Pre-refunded to 7/01/08)

       1,650 Metropolitan Atlanta Rapid Transit        7/04 at 102.00       AAA  1,739,513
              Authority, Georgia, Sales Tax Revenue
              Bonds, Second Indenture Series, Series
              1994A, 6.900%, 7/01/20 (Pre-refunded
              to 7/01/04) - MBIA Insured

       1,000 Private Colleges and Universities           No Opt. Call       AAA  1,231,690
              Authority, Georgia, Revenue Bonds,
              Mercer University Project,
              Series 1991, 6.500%, 11/01/15 - MBIA
              Insured
------------------------------------------------------------------------------------------
             Utilities - 12.6%

       1,800 Appling County Development Authority,     1/04 at 101.00       AAA  1,827,792
              Georgia, Pollution Control Revenue
              Bonds, Oglethorpe Power Corporation
              Hatch Project, Series 1994, 7.150%,
              1/01/21 - MBIA Insured

         465 Camden County Solid Waste Management      3/12 at 100.00       Aaa    481,996
              Authority, Georgia, Revenue Bonds,
              Series 2002, 5.000%, 3/01/21 - MBIA
              Insured

       3,750 Coweta County Development Authority,      1/13 at 100.00       Aaa  3,993,825
              Georgia, Revenue Bonds, Newnan Water,
              Sewer and Light Commission Project,
              Series 2002, 5.250%, 1/01/22 - FGIC
              Insured

       4,410 Fairburn, Georgia, Combined Utility      10/10 at 101.00       BBB  4,587,855
              Revenue Bonds, Series 2000, 5.750%,
              10/01/20

       1,500 Georgia Municipal Electric Authority,     1/15 at 100.00        A+  1,806,780
              Power Revenue Bonds, Series 1992B,
              6.375%, 1/01/16

       1,000 Georgia Municipal Electric Authority,     1/10 at 100.00       AAA  1,130,140
              Power Revenue Bonds, Series 1993Z,
              5.500%, 1/01/12 - FSA Insured

             Development Authority of Monroe County,
             Georgia, Pollution Control Revenue
             Bonds, Oglethorpe Power Corporation
             Scherer Project, Series 1992A:
         500   6.750%, 1/01/10                           No Opt. Call         A    587,985
       1,000   6.800%, 1/01/12                           No Opt. Call         A  1,198,390

       3,000 Municipal Electric Authority of           1/13 at 100.00       AAA  3,100,620
              Georgia, Project One Subordinated Lien
              Revenue Bonds, Series 2003A, 5.000%,
              1/01/22 - MBIA Insured

       1,675 Summerville, Georgia, Combined Public     1/12 at 101.00      Baa3  1,735,451
              Utility Revenue Refunding and
              Improvement Bonds, Series 2002,
              5.750%, 1/01/22
------------------------------------------------------------------------------------------
             Water and Sewer - 14.4%

             Augusta, Georgia, Water and Sewerage
              Revenue Bonds, Series 2002:
       2,185   5.375%, 10/01/19 - FSA Insured         10/12 at 100.00       AAA  2,388,904
       2,500   5.000%, 10/01/32 - FSA Insured         10/12 at 100.00       AAA  2,546,350

             Brunswick, Georgia, Water and Sewerage
              Revenue Refunding and Improvement
              Bonds, Series 1992:
         500   6.000%, 10/01/11 - MBIA Insured           No Opt. Call       AAA    594,405
         400   6.100%, 10/01/19 - MBIA Insured           No Opt. Call       AAA    483,672

----
13

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  1,500 Coweta County Water and Sewer             6/11 at 102.00       Aaa $  1,577,355
              Authority, Georgia, Revenue Bonds,
              Series 2001, 5.250%, 6/01/26 - AMBAC
              Insured

             DeKalb County, Georgia, Water and
              Sewerage Bonds, Series 2000:
       2,200   5.125%, 10/01/31                       10/10 at 101.00        AA    2,261,754
       2,750   5.375%, 10/01/35                       10/10 at 101.00        AA    2,935,240

       2,500 DeKalb County, Georgia, Water and        10/13 at 100.00        AA    2,587,300
              Sewerage Revenue Bonds, Series 2003A,
              5.000%, 10/01/23 (WI, Settling
              12/10/03)

       1,175 Fayette County, Georgia, Water Revenue   10/12 at 100.00       AAA    1,230,061
              Bonds, Series 2002, 5.000%, 10/01/20 -
              FSA Insured

       5,000 Macon Water Authority, Georgia, Water    10/11 at 101.00       AA-    5,475,750
              and Sewer Revenue Bonds, Series 2001B,
              5.375%, 10/01/18

       1,000 City of Milledgeville, Georgia, Water       No Opt. Call       AAA    1,199,607
              and Sewerage Revenue and Refunding
              Bonds, Series 1996, 6.000%, 12/01/16 -
              FSA Insured
--------------------------------------------------------------------------------------------
    $150,610 Total Long-Term Investments (cost                                   158,907,026
              $149,965,917) - 98.0%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.0%                                  3,243,023
             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $162,150,049
             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
14

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Consumer Staples - 3.0%

             Tobacco Settlement Financing
              Corporation, Louisiana, Asset-Backed
              Bonds, Series 2001B:
    $  3,235  5.500%, 5/15/30                          5/11 at 101.00       BBB $2,805,068
       1,000  5.875%, 5/15/39                          5/11 at 101.00       BBB    858,430
------------------------------------------------------------------------------------------
             Education and Civic
             Organizations - 11.8%

       1,500 Calcasieu Parish Public Trust             5/11 at 101.00       AAA  1,561,560
              Authority, Louisiana, Student Housing
              Lease Revenue Bonds, McNeese State
              University, Series 2001, 5.250%,
              5/01/33 - MBIA Insured

       2,000 Lafayette Public Trust Financing         10/12 at 102.00       AAA  2,085,800
              Authority, Louisiana, Revenue Bonds,
              Ragin' Cajun Facilities, Inc. Project,
              Series 2002, 5.000%, 10/01/22 - MBIA
              Insured

       2,525 Louisiana Local Government               12/12 at 100.00       AAA  2,726,924
              Environmental Facilities and Community
              Development Authority, Revenue Bonds,
              Baton Rouge Community College
              Facilities Corporation Project, Series
              2002, 5.375%, 12/01/21 - MBIA Insured

       4,155 Louisiana Local Government                9/14 at 102.00         A  4,179,639
              Environmental Facilities and Community
              Development Authority, Lease Revenue
              Bonds, Baton Rouge Student Housing LLC
              Project, Series 2003A, 5.250%,
              9/01/27 - ACA Insured

       1,500 Louisiana Public Facilities Authority,    2/12 at 100.00       AAA  1,529,760
              Revenue Bonds, Tulane University,
              Series 2002D, 5.000%, 2/15/26 - AMBAC
              Insured

       2,000 Louisiana Public Facilities Authority,    7/12 at 100.00       AAA  2,063,860
              Revenue Bonds, Tulane University,
              Series 2002A, 5.125%, 7/01/27 - AMBAC
              Insured
------------------------------------------------------------------------------------------
             Energy - 1.5%

         500 Louisiana Offshore Terminal Authority,   10/08 at 100.00         A    515,725
              Deepwater Port Refunding Revenue
              Bonds, LOOP LLC Project, Series 1998,
              5.200%, 10/01/18

       1,200 Parish of St. Bernard, Louisiana,        11/06 at 102.00       AAA  1,260,732
              Exempt Facility Revenue Bonds, Mobil
              Oil Corporation, Series 1996, 5.900%,
              11/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Healthcare - 16.8%

       1,000 Louisiana Public Facilities Authority,   10/07 at 101.00       AAA  1,066,330
              Hospital Revenue and Refunding Bonds,
              Woman's Hospital Foundation Project,
              Series 1997, 5.375%, 10/01/22 - FSA
              Insured

       1,800 Louisiana Public Facilities Authority,      No Opt. Call       AAA  2,029,536
              Hospital Revenue Bonds, Franciscan
              Missionaries of Our Lady Health System
              Project, Series 1998A, 5.750%,
              7/01/25 - FSA Insured

       5,000 Louisiana Public Facilities Authority,    1/08 at 102.00      BBB+  4,745,700
              Hospital Revenue and Refunding Bonds,
              Lincoln Health System Project, Series
              1998, 5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority,    8/09 at 101.00      BBB+  2,313,823
              Hospital Revenue Bonds, Touro
              Infirmary Project, Series 1999A,
              5.625%, 8/15/29

       3,400 Louisiana Public Facilities Authority,      No Opt. Call       Aa1  3,628,752
              Health Facilities Revenue Refunding
              Bonds, Sisters of Mercy Health System,
              St. Louis, Inc., Series 1993A, 5.000%,
              6/01/19

       2,500 Louisiana Public Facilities Authority,   11/04 at 102.00       AAA  2,664,675
              Revenue Bonds, General Health, Inc.
              Project, Series 1994,
              6.375%, 11/01/24 - MBIA Insured

         380 Louisiana Public Facilities Authority,    1/05 at 102.00       AAA    405,441
              Revenue Bonds, Mary Bird Perkins
              Cancer Center Project, Series 1994,
              6.200%, 1/01/19 - FSA Insured

       2,180 St. Tammany Parish Hospital Service,     10/04 at 102.00       AAA  2,313,307
              District No. 2, State of Louisiana,
              Hospital Revenue Bonds, Series 1994,
              6.250%, 10/01/14 - CONNIE LEE/AMBAC
              Insured

       1,000 Hospital Service District No. 1,          4/08 at 102.00       AAA  1,059,020
              Terrebonne Parish, Louisiana, Hospital
              Revenue Bonds, Terrebonne General
              Medical Center Project, Series 1998,
              5.375%, 4/01/28 - AMBAC Insured
------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.0%

       1,000 Louisiana Local Government                6/12 at 105.00       Aaa  1,095,140
              Environmental Facilities and Community
              Development Authority, Mortgage
              Revenue Bonds, GNMA
              Collateralized, Sharlo Apartments
              Project, Series 2002A
              Refunding, 6.500%, 6/20/37

         735 Louisiana Public Facilities Authority,   12/03 at 103.00       AAA    777,814
              Revenue Bonds, Walmsley Housing
              Corporation, Series 1989A, 7.500%,
              6/01/21

         500 Louisiana Public Facilities Authority,    5/04 at 101.00        AA    505,980
              Multifamily Housing Revenue Bonds, VOA
              National Housing Corporation Projects,
              Series 1991, 7.750%, 11/01/16 - RAAI
              Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Housing/Single Family - 10.0%

    $  1,290 Calcasieu Parish Public Trust             4/11 at 105.00       Aaa $1,361,027
              Authority, Louisiana, Single Family
              Mortgage Revenue Refunding Bonds,
              Series 2001A, 6.050%, 4/01/32

       1,370 East Baton Rouge Mortgage Finance        10/07 at 102.00       Aaa  1,426,622
              Authority, Louisiana, GNMA/FNMA
              Mortgage-Backed Securities Program,
              Family Mortgage Revenue Refunding
              Bonds, Series 1997D, 5.900%, 10/01/30
              (Alternative Minimum Tax)

       1,090 Jefferson Parish Home Mortgage            6/10 at 105.00       Aaa  1,187,293
              Authority, Louisiana, Single Family
              Mortgage Revenue Bonds,
              Series 2000C-1, 7.250%, 6/01/32
              (Alternative Minimum Tax)

          40 Louisiana Housing Finance Agency,         6/05 at 102.00       Aaa     40,902
              Single Family Mortgage Revenue Bonds,
              Series 1995A-2, 6.550%, 12/01/26
              (Alternative Minimum Tax)

         785 Louisiana Housing Finance Agency,         6/07 at 102.00       Aaa    812,663
              Single Family Mortgage Revenue Bonds,
              Series 1997B-1, 5.500%, 12/01/22

         560 Louisiana Housing Finance Agency,         6/07 at 102.00       Aaa    584,982
              Single Family Mortgage Revenue Bonds,
              Series 1997B2, 5.600%, 6/01/17
              (Alternative Minimum Tax)

         755 Louisiana Housing Finance Agency,         6/10 at 101.00       Aaa    844,664
              Single Family Mortgage Revenue Bonds,
              Home Ownership Program, Series
              2000D-2, 7.050%, 6/01/31 (Alternative
              Minimum Tax)

         665 Louisiana Public Facilities Authority,    8/07 at 102.00       Aaa    691,487
              Single Family Mortgage Revenue
              Refunding Bonds, Series 1997B, 5.750%,
              8/01/31

         765 New Orleans, Louisiana, Home Mortgage    12/06 at 102.00       Aaa    793,787
              Authority, Single Family Mortgage
              Revenue Bonds, Series 1996A, 6.100%,
              12/01/29 (Alternative Minimum Tax)

         970 New Orleans, Louisiana, Home Mortgage    12/07 at 102.00       Aaa  1,001,263
              Authority, Single Family Mortgage
              Revenue Bonds, Series 1997A, 5.850%,
              12/01/30 (Alternative Minimum Tax)

       1,000 New Orleans, Louisiana, Home Mortgage    12/08 at 101.00       Aaa  1,022,610
              Authority, Single Family Mortgage
              Revenue Refunding Bonds, Series
              1998B-2, 5.200%, 12/01/21 (Alternative
              Minimum Tax)

       1,590 Rapides Finance Authority, Louisiana,     6/08 at 102.00       Aaa  1,621,466
              Single Family Mortgage Revenue Bonds,
              Series 1998A, 5.450%, 12/01/30
              (Alternative Minimum Tax)

         640 Rapides Finance Authority, Louisiana,     6/08 at 102.00       Aaa    656,326
              Single Family Mortgage Revenue
              Refunding Bonds, GNMA and Fannie Mae
              Mortgage-Backed Securities Program,
              Series 1998B, 5.350%, 6/01/26
------------------------------------------------------------------------------------------
             Long-Term Care - 2.6%

       3,000 Louisiana Housing Finance Agency, GNMA    9/05 at 103.00       AAA  3,176,250
              Collateralized Mortgage Revenue Bonds,
              St. Dominic Assisted Care Facility,
              Series 1995, 6.950%, 9/01/36
------------------------------------------------------------------------------------------
             Materials - 4.4%

       1,000 DeSoto Parish, Louisiana, Environmental   6/05 at 102.00       BBB  1,044,080
              Improvement Revenue Refunding Bonds,
              International Paper Company Project,
              Series 1995B, 6.550%, 4/01/19
              (Alternative Minimum Tax)

       1,250 DeSoto Parish, Louisiana, Environmental  11/08 at 101.00       BBB  1,254,313
              Improvement Revenue Bonds,
              International Paper Company Project,
              Series 1998A, 5.600%, 11/01/22
              (Alternative Minimum Tax)

       3,000 Natchitoches Parish, Louisiana, Solid    12/03 at 102.00       BBB  2,965,560
              Waste Disposal Revenue Bonds,
              Willamette Industries Project,
              Series 1993, 5.875%, 12/01/23
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.2%

       1,000 City of New Orleans, Louisiana, General     No Opt. Call       AAA  1,140,540
              Obligation Bonds, Series 1998, 5.500%,
              12/01/21 - FGIC Insured

       2,000 City of New Orleans, Louisiana, General     No Opt. Call       AAA  1,597,780
              Obligation Refunding Bonds, Series
              1991, 0.000%, 9/01/10 - AMBAC Insured

      13,875 Orleans Parish, Louisiana, School Board     No Opt. Call       AAA  8,282,126
              Public School Refunding Bonds, Series
              1991, 0.000%, 2/01/15 - FGIC Insured
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.7%

       1,295 Baton Rouge, Louisiana, Public            8/11 at 101.00       AAA  1,326,352
              Improvement Sales and Use Tax Revenue
              Bonds, Series 2001A,
              5.000%, 8/01/25 - FGIC Insured

       2,000 Ernest N. Morial-New Orleans Exhibition   7/06 at 101.00       AAA  2,150,900
              Hall Authority, Louisiana, Special Tax
              Bonds, Series 1996C, 5.600%,
              7/15/25 - MBIA Insured

----
16

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 Jefferson Sales Tax District, Jefferson  12/11 at 100.00       AAA $1,033,650
              Parish, Louisiana, Special Sales Tax
              Revenue Bonds, Series 2001, 5.000%,
              12/01/22 - AMBAC Insured

       2,650 Jefferson Sales Tax District, Jefferson  12/12 at 100.00       AAA  2,825,165
              Parish, Louisiana, Special Sales Tax
              Revenue Refunding Bonds, Series 2002,
              5.250%, 12/01/22 - AMBAC Insured

       5,250 Louisiana Local Government                  No Opt. Call       AAA  6,354,390
              Environmental Facilities and Community
              Development Authority, Revenue Bonds,
              Series 2000A, Capital Projects and
              Equipment Acquisition Program, 6.300%,
              7/01/30 - AMBAC Insured

             Office Facilities Corporation,
             Louisiana State Capitol Complex
             Program, Lease Revenue Bonds,
             Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured           3/09 at 101.00       AAA  1,091,960
       1,000  5.250%, 3/01/18 - MBIA Insured           3/09 at 101.00       AAA  1,086,940

       1,000 Office Facilities Corporation,           11/13 at 100.00       AAA  1,042,480
              Louisiana State Capitol Complex
              Program, Lease Revenue Bonds,
              Series 2003, 5.000%, 11/01/21 - MBIA
              Insured

       1,700 Puerto Rico Highway and Transportation    7/16 at 100.00         A  1,713,685
              Authority, Highway Revenue Bonds,
              Series 1996Y, 5.000%, 7/01/36

         650 Puerto Rico Highway and Transportation    7/10 at 101.00       AAA    749,801
              Authority, Highway Revenue Bonds,
              Series 2000B, 5.875%, 7/01/35 - MBIA
              Insured

       1,500 Puerto Rico Public Finance Corporation,   2/12 at 100.00      BBB+  1,571,745
              Commonwealth Appropriation Bonds,
              Series 2002E, 5.500%, 8/01/29

       1,000 University of Louisiana System Board of   9/09 at 102.00       AAA  1,163,340
              Supervisors, Lease Revenue Bonds,
              University of Louisiana at LaFayette,
              Cajundome Convention Center Project,
              Series 2000, 6.250%, 9/01/29 - MBIA
              Insured

       2,500 Virgin Islands Public Finance            10/10 at 101.00       BBB  2,779,950
              Authority, Gross Receipts Tax Loan
              Bonds, Series 1999A, 6.375%, 10/01/19
------------------------------------------------------------------------------------------
             Transportation - 3.1%

         505 New Orleans Aviation Board Revenue       10/07 at 102.00       AAA    519,392
              Bonds, Louisiana, Series 1997B-1,
              5.450%, 10/01/27 (Alternative Minimum
              Tax) - AMBAC Insured

       1,000 Port New Orleans, Louisiana, Board of     4/12 at 101.00       AAA  1,008,400
              Commissioners, Port Facilities Revenue
              Bonds, Series 2002, 5.000%, 4/01/27
              (Alternative Minimum Tax) - FGIC
              Insured

       2,100 City of Shreveport, State of Louisiana,   1/08 at 102.00       AAA  2,156,217
              Airport System Revenue Bonds, Series
              1997A, 5.375%, 1/01/28 (Alternative
              Minimum Tax) - FSA Insured
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.0%

         705 Puerto Rico, The Children's Trust Fund,   7/10 at 100.00       AAA    837,808
              Tobacco Settlement Asset-Backed Bonds,
              Series 2000, 6.000%, 7/01/26
              (Pre-refunded to 7/01/10)

         565 Louisiana Public Facilities Authority,    5/04 at 100.00       AAA    697,289
              Hospital Revenue Refunding Bonds,
              Southern Baptist Hospitals, Inc.
              Project, Series 1986, 8.000%, 5/15/12

       6,400 Louisiana Public Facilities Authority,      No Opt. Call       AAA  2,898,432
              Revenue Bonds, Custodial Receipts,
              Walmsley Housing, Series 1990B,
              0.000%, 12/01/19

             Puerto Rico Highway and Transportation
              Authority, Highway Revenue Bonds,
              Series 2000B:
       3,000  6.500%, 7/01/27 (Pre-refunded to         7/10 at 101.00      A***  3,679,620
              7/01/10)
         350  5.875%, 7/01/35 (Pre-refunded to         7/10 at 101.00       AAA    416,693
              7/01/10) - MBIA Insured

       1,000 Puerto Rico Infrastructure Financing     10/10 at 101.00       AAA  1,100,040
              Authority, Special Obligation Bonds,
              Series 2000A, 5.500%, 10/01/20

         190 Shreveport Home Mortgage Authority,         No Opt. Call       Aaa    217,142
              Louisiana, Single Family Mortgage
              Revenue Bonds, Series 1979A, 6.750%,
              9/01/10

         885 Tangipahoa Parish Hospital Service,       2/04 at 102.00       AAA    910,594
              District 1, Louisiana, Hospital
              Revenue Bonds, Series 1994,
              6.250%, 2/01/24 (Pre-refunded to
              2/01/04) - AMBAC Insured
------------------------------------------------------------------------------------------
             Utilities - 5.2%

       1,500 De Soto Parish, Louisiana, Pollution      9/09 at 102.00       AAA  1,685,745
              Control Revenue Refunding Bonds, Cleco
              Utility Group, Inc. Project,
              Series 1999, 5.875%, 9/01/29 - AMBAC
              Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Utilities (continued)

    $  1,000 Saint Charles Parish, Louisiana,          5/04 at 101.00      BBB+ $  1,008,310
              Environmental Improvement Revenue
              Bonds, Louisiana Power & Light Company
              Project, Series 1993A, 6.200%, 5/01/23
              (Alternative Minimum Tax)

       2,000 St. Charles Parish, Louisiana,            7/04 at 102.00      BBB+    2,050,420
              Environmental Improvement Revenue
              Bonds, Louisiana Power and Light
              Company Project, Series 1994A, 6.875%,
              7/01/24 (Alternative Minimum Tax)

       1,500 St. Charles Parish, Louisiana, Solid     12/03 at 101.00      BBB+    1,551,421
              Waste Disposal Revenue Bonds,
              Louisiana Power and Light Company
              Project, Series 1992A, 7.000%,
              12/01/22 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------
    $123,300 Total Long-Term Investments (cost                                   119,326,638
              $111,977,613) - 99.3%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                    851,231
             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $120,177,869
             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.



                                See accompanying notes to financial statements.

----
18

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
November 30, 2003


   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

    $  3,000 Puerto Rico, The Children's Trust Fund,   5/12 at 100.00       BBB $2,770,350
              Tobacco Settlement Asset-Backed
              Refunding Bonds, Series 2002, 5.500%,
              5/15/39
------------------------------------------------------------------------------------------
             Education and Civic Organizations -
             10.4%

       4,220 North Carolina Educational Facilities    10/06 at 102.00       AA+  4,487,042
              Finance Agency, Refunding Revenue
              Bonds, Duke University Project, Series
              1996B, 5.000%, 10/01/17

       3,000 North Carolina Capital Facilities        10/11 at 100.00       AA+  3,067,830
              Financing Agency, Revenue Bonds, Duke
              University Project, Series 2001A,
              5.125%, 10/01/41

       1,000 State of North Carolina, State            7/05 at 102.00        A2  1,040,270
              Education Assistance Authority,
              Guaranteed Student Loan Revenue Bonds,
              Subordinate Lien, Series 1995A,
              6.300%, 7/01/15 (Alternative Minimum
              Tax)

       1,025 The University of North Carolina at       6/12 at 100.00       Aaa  1,111,766
              Asheville, General Revenue Refunding
              Bonds, Series 2002A, 5.000%, 6/01/15 -
              AMBAC Insured

             The University of North Carolina at
             Chapel Hill, Utilities System Revenue
             Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                            No Opt. Call       Aa1  2,455,920
       4,265  0.000%, 8/01/18                            No Opt. Call       Aa1  2,198,181
       2,750  0.000%, 8/01/20                            No Opt. Call       Aa1  1,257,080

       3,000 The University of North Carolina at       6/11 at 100.00       AA+  3,151,590
              Chapel Hill, General Revenue Bonds,
              Series 2001A, 5.000%, 12/01/20

       1,710 The University of North Carolina at         No Opt. Call       AA+  1,921,048
              Chapel Hill, General Revenue Bonds,
              Series 2002B, 5.000%, 12/01/11

       1,160 University of North Carolina System,     10/12 at 100.00       AAA  1,261,071
              Pool Revenue Refunding Bonds, Series
              2002A, 5.375%, 4/01/20 - AMBAC Insured

       1,035 University of North Carolina System,     10/12 at 100.00       AAA  1,125,180
              Pooled Revenue Bonds, Series 2002B,
              5.375%, 4/01/20 - AMBAC Insured
------------------------------------------------------------------------------------------
             Healthcare - 18.9%

       5,500 Charlotte-Mecklenburg Hospital            1/06 at 102.00        AA  5,944,895
              Authority, North Carolina, Healthcare
              System Revenue Refunding Bonds, Series
              1996A, 5.875%, 1/15/26

       3,500 The Charlotte-Mecklenburg Hospital        1/07 at 102.00        AA  3,588,410
              Authority, North Carolina, Healthcare
              System Revenue Bonds, Doing Business
              as Carolina Healthcare System, Series
              1997A, 5.125%, 1/15/22

       3,100 Charlotte-Mecklenburg Hospital            1/11 at 101.00        AA  3,117,298
              Authority, North Carolina, Healthcare
              System Revenue Bonds, Carolinas
              Healthcare System, Series 2001A,
              5.000%, 1/15/31

       4,000 Cumberland County, North Carolina,       10/09 at 101.00        A-  4,011,160
              Hospital Facility Revenue Bonds,
              Cumberland County Hospital System,
              Inc., Cape Fear Valley Health System,
              Series 1999, 5.250%, 10/01/29

       1,055 North Carolina Medical Care Commission,   1/12 at 100.00         A  1,123,955
              Healthcare Facilities Revenue Bonds,
              Union Regional Medical Center Project,
              Series 2002A, 5.250%, 1/01/14
              (Alternative Minimum Tax)

       1,750 North Carolina Medical Care Commission,   5/07 at 100.00       AA-  1,787,555
              Healthcare Revenue Bonds, Carolina
              Medicorp Project, Series 1996, 5.250%,
              5/01/21

             North Carolina Medical Care Commission,
             Healthcare Facilities Revenue Bonds,
             Scotland Memorial Hospital Project,
             Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured         10/08 at 102.00        AA    660,850
       1,385  5.500%, 10/01/29 - RAAI Insured         10/08 at 102.00        AA  1,436,383

       8,400 North Carolina Medical Care Commission,  10/11 at 101.00       AAA  8,549,688
              Healthcare Facilities Revenue Bonds,
              WakeMed Project, Series 2001, 5.000%,
              10/01/32 - AMBAC Insured

       3,500 North Carolina Medical Care Commission,   6/09 at 102.00         A  3,766,105
              Hospital Revenue Bonds, Southeastern
              Regional Medical Center, Series 1999,
              6.250%, 6/01/29

       3,750 North Carolina Medical Care Commission,   6/12 at 101.00         A  3,845,400
              Hospital Revenue Bonds, Southeastern
              Regional Medical Center, Series 2002,
              5.375%, 6/01/32

       4,000 North Carolina Medical Care Commission,  10/11 at 101.00        AA  4,109,320
              Health System Revenue Bonds,
              Mission-Saint Joseph Health System,
              Series 2001, 5.250%, 10/01/31

----
19

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                           Optional Call               Market
Amount (000) Description                                 Provisions* Ratings**      Value
-----------------------------------------------------------------------------------------
             Housing/Multifamily - 1.9%

    $  4,000 Mecklenburg County, North Carolina,      7/13 at 105.00       AAA $4,126,600
              FNMA-Enhanced Multifamily Housing
              Revenue Bonds, Little Rock Apartments,
              Series 2003, 5.375%, 1/01/36
              (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------
             Housing/Single Family - 13.6%

       7,060 North Carolina Housing Finance Agency,   7/09 at 100.00        AA  7,272,577
              Home Ownership Revenue Bonds, 1998
              Trust Agreement, Series 5A, 5.625%,
              7/01/30 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency,
             Single Family Revenue Bonds, 1985
             Resolution, Series Y:
       1,170  6.300%, 9/01/15                         9/04 at 102.00        AA  1,191,142
       1,050  6.350%, 3/01/18                         9/04 at 102.00        AA  1,068,680

       2,925 North Carolina Housing Finance Agency,   7/09 at 100.00        AA  3,070,665
              Home Ownership Revenue Bonds, 1998
              Trust Agreement, Series 6A, 6.200%,
              1/01/29 (Alternative Minimum Tax)

       1,150 North Carolina Housing Finance Agency,   3/05 at 102.00        AA  1,189,572
              Single Family Revenue Bonds, 1985
              Resolution, Series BB, 6.500%, 9/01/26
              (Alternative Minimum Tax)

       2,200 North Carolina Housing Finance Agency,   3/05 at 102.00        AA  2,221,648
              Single Family Revenue Bond, 1985
              Resolution, Series DD, 6.200%, 9/01/27
              (Alternative Minimum Tax)

       3,285 North Carolina Housing Finance Agency,   3/06 at 102.00        AA  3,323,730
              Single Family Revenue Bonds, 1985
              Resolution, Series LL, 6.200%, 3/01/26
              (Alternative Minimum Tax)

       1,545 North Carolina Housing Finance Agency,   7/10 at 100.00       AAA  1,578,573
              Home Ownership Revenue Bonds, 1998
              Trust Agreement, Series 10A, 5.400%,
              7/01/32 (Alternative Minimum Tax) -
              AMBAC Insured

       2,255 North Carolina Housing Finance Agency,   3/07 at 101.50        AA  2,340,014
              Single Family Revenue Bonds, 1985
              Resolution, Series RR, 5.850%, 9/01/28
              (Alternative Minimum Tax)

       1,565 North Carolina Housing Finance Agency,   3/08 at 101.00        AA  1,619,165
              Single Family Revenue Bonds, 1985
              Resolution, Series VV, 5.250%, 3/01/17
              (Alternative Minimum Tax)

       1,365 North Carolina Housing Finance Agency,   1/09 at 101.00        AA  1,386,417
              Home Ownership Revenue Bonds, 1998
              Trust Agreement, Series 3A, 5.200%,
              7/01/26 (Alternative Minimum Tax)

       3,865 North Carolina Housing Finance Agency,   1/09 at 100.00        AA  3,922,279
              Home Ownership Revenue Bonds, 1998
              Trust Agreement, Series 4A, 5.300%,
              7/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------
             Materials - 5.8%

       1,400 Haywood County Industrial Facilities     9/05 at 102.00      Baa2  1,442,728
              and Pollution Control Financing
              Authority, North Carolina,
              Environmental Improvement Revenue
              Bonds, Champion International
              Corporation Project, Series 1995,
              6.250%, 9/01/25 (Alternative Minimum
              Tax)

       1,600 Haywood County Industrial Facilities     4/04 at 102.00       BBB  1,611,968
              and Pollution Control Financing
              Authority, North Carolina, Solid Waste
              Disposal Revenue Bonds, Champion
              International Corporation Project,
              Series 1993, 5.500%, 10/01/18
              (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities     3/06 at 102.00      Baa2  3,222,977
              and Pollution Control Financing
              Authority, North Carolina, Pollution
              Control Revenue Refunding Bonds,
              Champion International Corporation
              Project, Series 1995, 6.000%, 3/01/20

         400 Martin County Industrial Facilities and  3/04 at 101.00       BBB    405,264
              Pollution Control Financing Authority,
              North Carolina, Solid Waste Disposal
              Revenue Bonds, Weyerhaeuser Company
              Project, Series 1991, 7.250%, 9/01/14
              (Alternative Minimum Tax)

       6,000 Martin County Industrial Facilities and  5/04 at 102.00       BBB  6,202,800
              Pollution Control Financing Authority,
              North Carolina, Solid Waste Disposal
              Revenue Bonds, Weyerhaeuser Company
              Project, Series 1994, 6.800%, 5/01/24
              (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------
             Tax Obligation/General - 2.0%

       2,340 Charlotte, North Carolina, General       7/12 at 100.00       AAA  2,419,981
              Obligation Bonds, Series 2002A,
              5.000%, 7/01/24

       1,875 Cumberland County, North Carolina,       2/12 at 101.00       AA-  1,969,894
              General Obligation School Bonds,
              Series 2002, 5.000%, 2/01/21

----
20

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.9%

    $    500 Asheville, North Carolina, Certificates   2/04 at 100.00        A1 $  504,345
              of Participation, Series 1992, 6.500%,
              2/01/08

             Cabarrus County, North Carolina,
             Certificates of Participation, Series
             2002:
       1,330  5.250%, 2/01/19                          2/13 at 100.00       AA-  1,441,135
       3,990  5.000%, 2/01/22                          2/13 at 100.00       AA-  4,142,937

       3,000 Charlotte, North Carolina, Certificates  12/10 at 101.00       AA+  3,223,410
              of Participation, Convention
              Facilities Project, Series 2000B,
              5.500%, 12/01/25

       1,975 Charlotte, North Carolina, Certificates   6/10 at 101.00       AA+  2,120,123
              of Participation, Public Safety
              Facilities Project, Series 2000D,
              5.500%, 6/01/25

       1,400 Charlotte, North Carolina, Certificates   6/13 at 100.00       AA+  1,485,568
              of Participation, Governmental
              Facilities Projects, Series 2003G,
              5.375%, 6/01/26

       1,750 Charlotte, North Carolina, Storm Water    6/12 at 101.00       AA+  1,794,608
              Fee Revenue Bonds, Series 2002,
              5.000%, 6/01/25

       2,255 Dare County, North Carolina,             12/12 at 100.00       AAA  2,488,889
              Certificates of Participation, Series
              2002, 5.250%, 6/01/16 - AMBAC Insured

         600 Durham, North Carolina, Certificates of   6/05 at 102.00       AA+    648,840
              Participation, Series 1995, 5.800%,
              6/01/15

       2,000 Hartnett County, North Carolina,         12/12 at 101.00       AAA  2,094,740
              Certificates of Participation, Series
              2002, 5.125%, 12/01/23 - FSA Insured

             County of Pitt, North Carolina,
             Certificates of Participation, Pitt
             County Public Facilities Project,
             Series 1997A:
       1,250  5.550%, 4/01/12 - MBIA Insured           4/07 at 102.00       AAA  1,406,100
       1,000  5.850%, 4/01/17 - MBIA Insured           4/07 at 102.00       AAA  1,123,060

             Town of Ramseur, North Carolina,
             General Obligation Water Refunding
             Bonds, Series 1997:
         120  5.750%, 6/01/18                          6/07 at 102.00       N/R    127,012
         125  5.750%, 6/01/19                          6/07 at 102.00       N/R    131,885
         125  5.750%, 6/01/20                          6/07 at 102.00       N/R    131,344
         130  5.750%, 6/01/21                          6/07 at 102.00       N/R    136,037
         105  5.750%, 6/01/22                          6/07 at 102.00       N/R    109,530

       1,000 Rutherford County, North Carolina,        9/12 at 101.00       AAA  1,045,910
              Certificates of Participation, Series
              2002, 5.000%, 9/01/21 - AMBAC Insured

       1,895 Union County, North Carolina,             6/13 at 101.00       AAA  2,012,566
              Certificates of Participation, Series
              2003, 5.000%, 6/01/19 - AMBAC Insured

       2,350 City of Winston-Salem, North Carolina,    6/11 at 101.00       AA+  2,469,356
              Certificates of Participation, Series
              2001A, 5.000%, 6/01/20
------------------------------------------------------------------------------------------
             Transportation - 7.8%

       6,000 Charlotte, North Carolina, Airport        7/09 at 101.00       AAA  6,703,860
              Revenue Bonds, Series 1999B, 6.000%,
              7/01/28 (Alternative Minimum Tax) -
              MBIA Insured

         710 Piedmont Triad Airport Authority, North   7/09 at 101.00       AAA    797,600
              Carolina, Airport Revenue Bonds,
              Series 1999B, 6.000%, 7/01/21
              (Alternative Minimum Tax) - FSA Insured

       2,750 Piedmont Triad Airport Authority, North   7/11 at 101.00       AAA  3,018,978
              Carolina, Airport Revenue Bonds,
              Series 2001A, 5.250%, 7/01/15 - FSA
              Insured

             Raleigh Durham Airport Authority, North
             Carolina, Airport Revenue Bonds, Series
             2001A:
       2,445  5.250%, 11/01/19 - FGIC Insured          5/11 at 101.00       Aaa  2,640,624
       4,000  5.000%, 11/01/31 - FGIC Insured          5/11 at 101.00       Aaa  4,056,120
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.6%

         105 Asheville Housing Development            11/09 at 100.00    N/R***    129,801
              Corporation, North Carolina, First
              Lien Revenue Bonds, Series 1980,
              10.500%, 5/01/11 (Pre-refunded to
              11/01/09)

       1,000 Charlotte, North Carolina, General        4/05 at 102.00       AAA  1,075,330
              Obligation Water and Sewer Bonds,
              Series 1995, 5.400%, 4/01/20
              (Pre-refunded to 4/01/05)

       1,830 Charlotte, North Carolina, General        4/05 at 102.00       AAA  1,967,854
              Obligation Water and Sewer Bonds,
              Series 1995A, 5.400%, 4/01/20
              (Pre-refunded to 4/01/05)

       4,500 Charlotte, North Carolina, Water and      6/10 at 101.00       AAA  5,170,230
              Sewer System Revenue Bonds, Series
              2000, 5.250%, 6/01/25 (Pre-refunded to
              6/01/10)

----
21

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,845 Fayetteville Public Works Commission,     3/05 at 102.00       AAA $  1,974,261
              North Carolina, Revenue Bonds, Series
              1995A, 5.250%, 3/01/16 (Pre-refunded
              to 3/01/05) - AMBAC Insured

             Harnett County, North Carolina,
             Certificates of Participation, Harnett
             County Projects, Series 1994:
       1,000  6.200%, 12/01/06 (Pre-refunded to       12/04 at 102.00       AAA    1,070,630
              12/01/04) - AMBAC Insured
       1,750  6.200%, 12/01/09 (Pre-refunded to       12/04 at 102.00       AAA    1,873,603
              12/01/04) - AMBAC Insured
         500  6.400%, 12/01/14 (Pre-refunded to       12/04 at 102.00       AAA      536,315
              12/01/04) - AMBAC Insured

         995 North Carolina Eastern Municipal Power    1/04 at 100.00       AAA    1,257,839
              Agency, Power System Revenue Refunding
              Bonds, Series 1991A, 6.500%, 1/01/18

          25 North Carolina Medical Care Commission,     No Opt. Call       AAA       28,878
              Hospital Revenue Bonds, Memorial
              Mission Hospital Project, Series A,
              7.625%, 10/01/08

       5,750 Board of Governors of The University of   2/06 at 102.00     AA***    6,319,595
              North Carolina, University of North
              Carolina Hospitals at Chapel Hill,
              Revenue Bonds, Series 1996, 5.250%,
              2/15/26 (Pre-refunded to 2/15/06)
--------------------------------------------------------------------------------------------
             Utilities - 11.2%

       2,000 Greenville, North Carolina, Combined      9/04 at 102.00        A+    2,107,100
              Enterprise System Revenue Bonds,
              Series 1994, 6.000%, 9/01/16

             North Carolina Eastern Municipal Power
             Agency, Power System Revenue Refunding
             Bonds, Series 1993B:
       1,540  5.500%, 1/01/17 - FGIC Insured           1/04 at 100.00       AAA    1,544,959
       5,300  6.000%, 1/01/18 - AMBAC Insured            No Opt. Call       AAA    6,291,100

       5,000 North Carolina Eastern Municipal Power    1/10 at 101.00       BBB    5,551,100
              Agency, Power System Revenue Bonds,
              Series 1999D, 6.750%, 1/01/26

       4,165 North Carolina Municipal Power Agency     1/10 at 101.00      BBB+    4,623,150
              Number 1, Catawba Electric Revenue
              Bonds, Series 1999B, 6.500%, 1/01/20

       2,000 North Carolina Municipal Power Agency     1/13 at 100.00       AAA    2,212,200
              Number 1, Catawba Electric Revenue
              Bonds, Series 2003A, 5.250%, 1/01/15 -
              AMBAC Insured

         870 City of Shelby, North Carolina,           5/05 at 102.00        A-      900,807
              Combined Enterprise System Revenue
              Bonds, Series 1995A, 5.500%, 5/01/17

       1,500 The Wake County Industrial Facilities     2/12 at 101.00        A3    1,602,990
              and Pollution Control Financing
              Authority, North Carolina, Revenue
              Refunding Bonds, Carolina Power and
              Light Company Project, Series 2002,
              5.375%, 2/01/17
--------------------------------------------------------------------------------------------
             Water and Sewer - 1.6%

       2,000 Charlotte, North Carolina, Water and      6/11 at 101.00       AAA    2,082,960
              Sewer System Revenue Bonds, Series
              2001, 5.125%, 6/01/26

       1,330 Union County, North Carolina,             6/13 at 100.00       AAA    1,358,768
              Enterprise Systems Revenue Bonds,
              Series 2003A, 5.000%, 6/01/29 - FSA
              Insured

          90 Woodfin Treatment Facility Inc., North      No Opt. Call       N/R       90,211
              Carolina, Certificates of
              Participation, Woodfin Sanitary Water
              and Sewer District, Series 1993,
              5.500%, 12/01/03
--------------------------------------------------------------------------------------------
    $208,780 Total Long-Term Investments (cost                                   214,999,279
              $201,305,594) - 96.9%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 3.1%                                  6,845,225
             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $221,844,504
             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
22

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND
November 30, 2003

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Consumer Discretionary - 2.1%

    $  7,000 The Industrial Development Board of       9/04 at 102.00        A3 $ 7,232,610
              Maury County, Tennessee, Multi-Modal
              Interchangeable Rate Pollution Control
              Refunding Revenue Bonds, Saturn
              Corporation Project, Series 1994,
              6.500%, 9/01/24
-------------------------------------------------------------------------------------------
             Consumer Staples - 3.5%

       4,295 Puerto Rico, The Children's Trust Fund,   5/12 at 100.00       BBB   4,099,706
              Tobacco Settlement Asset-Backed
              Refunding Bonds, Series 2002, 5.375%,
              5/15/33

       6,750 The Industrial Development Board of       2/04 at 101.00       Aa2   6,879,398
              Loudon County, Tennessee, Solid Waste
              Disposal Revenue Bonds, Kimberly-Clark
              Corporation Project, Series 1993,
              6.200%, 2/01/23 (Alternative Minimum
              Tax)

       1,245 South Fulton Industrial Development      10/05 at 102.00      Baa3   1,291,115
              Board, Tennessee, Industrial
              Development Revenue Bonds,
              Tyson Foods, Inc., Series 1995,
              6.400%, 10/01/20 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.9%

             Tennessee State School Bond Authority,
             Higher Educational Facilities Bonds,
             Second Program, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured            5/12 at 100.00       AAA   2,252,966
       2,000  5.125%, 5/01/27 - FSA Insured            5/12 at 100.00       AAA   2,065,940
       2,000  5.250%, 5/01/29 - FSA Insured            5/12 at 100.00       AAA   2,090,580
-------------------------------------------------------------------------------------------
             Energy - 1.2%

       4,000 The Industrial Development Board of the   8/10 at 100.00      BBB+   4,252,760
              County of Maury, Tennessee, Solid
              Waste Disposal Revenue Bonds,
              Occidental Petroleum Corp. Project,
              Series 2000B, 6.300%, 8/01/18
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------
             Healthcare - 16.4%

       3,060 Blount County, Tennessee, Hospital        7/08 at 100.00      Baa1   2,982,919
              Revenue Improvement Bonds, Blount
              Memorial Hospital, Series 1998B,
              5.125%, 7/01/19

       4,030 Jackson, Tennessee, Hospital Revenue      4/05 at 102.00       AAA   4,304,725
              Refunding and Improvement Bonds,
              Jackson-Madison County General
              Hospital Project, Series 1995, 5.625%,
              4/01/15 - AMBAC Insured

       1,000 Knox County Health, Educational and         No Opt. Call       AAA   1,177,140
              Housing Facilities Board, Tennessee,
              Hospital Revenue Bonds, Fort Sanders
              Alliance Obligated Group, Series
              1993A, 6.250%, 1/01/13 - MBIA Insured

       3,675 Knox County Health, Educational and       4/12 at 101.00      Baa2   3,808,439
              Housing Facilities Board, Tennessee,
              Hospital Facilities Revenue Bonds,
              Baptist Health System of East
              Tennessee, Inc., Series 2002, 6.375%,
              4/15/22

       8,795 Knox County Health, Educational and       4/09 at 101.00      Baa1   8,883,742
              Housing Facilities Board, Tennessee,
              Revenue Bonds, University Health
              System, Inc., Series 1999, 5.625%,
              4/01/29

       4,000 The Health and Educational Facilities    11/10 at 101.00         A   4,325,520
              Board of the Metropolitan Government
              of Nashville and Davidson Counties,
              Tennessee, Adventist Health System,
              Sunbelt Obligated Group, 6.600%,
              11/15/30

             The Health, Educational and Housing
             Facilities Board of Montgomery County,
             Tennessee, Hospital Revenue Bonds,
             Clarksville Regional Health System,
             Refunding and Improvement, Series 1998:
       1,500  5.375%, 1/01/18                          1/08 at 101.00       BBB   1,475,205
       7,500  5.375%, 1/01/28                          1/08 at 101.00       BBB   6,919,800

      10,200 The Health, Educational and Housing       7/09 at 102.00        AA  10,441,944
              Facilities Board of Shelby County,
              Tennessee, Revenue Bonds, St. Jude's
              Children's Research, Series 1999,
              5.375%, 7/01/29

       3,750 The Health, Educational and Housing       9/12 at 101.00      BBB+   3,941,025
              Facilities Board of the County of
              Sullivan, Tennessee, Hospital Revenue
              Bonds, Wellmont Health System Project,
              Series 2002, 6.250%, 9/01/22

             The Health, Educational and Housing
             Facilities Board of the County of
             Sullivan, Tennessee, Revenue Bonds,
             Wellmont Health System, Series 2003:
       2,000  5.000%, 9/01/15 - RAAI Insured           9/13 at 100.00        AA   2,104,780
       3,500  5.000%, 9/01/18 - RAAI Insured           9/13 at 100.00        AA   3,601,885

       2,500 Sumner County, Tennessee, Health         11/04 at 102.00        A-   2,615,425
              Educational and Housing Facilities
              Board, Revenue Refunding Bonds, Sumner
              Regional Health System, Inc., Series
              1994, 7.500%, 11/01/14

----
23

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.5%

             Chattanooga Health, Educational and
             Housing Facilities Board, Tennessee,
             GNMA Collateralized Housing Revenue
             Bonds, Rainbow Creek Apartments
             Project, Series 1999:
     $   460  6.125%, 11/20/19 (Alternative Minimum   11/09 at 102.00       AAA $   492,310
              Tax)
       3,955  6.375%, 11/20/39 (Alternative Minimum   11/09 at 102.00       AAA   4,198,272
              Tax)

       3,500 Franklin Industrial Development Board,   10/06 at 102.00       AAA   3,665,025
              Tennessee, Senior Multifamily Housing
              Revenue Bonds, Landings Apartments
              Project, Series 1996A, 6.000%,
              10/01/26 - FSA Insured

             Metropolitan Government of Nashville
             and Davidson County, Tennessee, Health
             and Educational Facilities Board,
             Housing Mortgage Revenue Bonds, Herman
             Street, Series 1992:
         250  7.000%, 6/01/17                         12/03 at 102.00       AAA     254,335
         495  7.250%, 6/01/32                         12/03 at 102.00       AAA     504,044

       3,485 The Health and Educational Facilities     3/10 at 102.00       Aaa   3,628,652
              Board of the Metropolitan Government
              of Nashville and Davidson Counties,
              Tennessee, Multifamily Housing Revenue
              Bonds, Berkshire Place, Series 2000,
              6.125%, 3/20/39 (Alternative Minimum
              Tax)

       2,720 The Industrial Development Board of the   1/10 at 102.00       Aaa   2,790,856
              Metropolitan Government of Nashville
              and Davidson Counties, Tennessee, GNMA
              Collateralized Multifamily Housing
              Revenue Refunding Bonds, The Valley
              Forge Apartments Project, Series
              2000A, 6.375%, 1/20/31
-------------------------------------------------------------------------------------------
             Housing/Single Family - 7.4%

          95 Hamilton County, Tennessee, Single        3/04 at 100.00       AAA      95,327
              Family Mortgage Revenue Bonds, Home
              Home Purchase and Rehabilitation
              Program, Series 1990, 8.000%, 9/01/23
              (Alternative Minimum Tax)

       2,280 Tennessee Housing Development Agency,     7/06 at 102.00        AA   2,325,600
              Homeownership Program Bonds, Issue 4A,
              6.375%, 7/01/22 (Alternative Minimum
              Tax)

         595 Tennessee Housing Development Agency,     7/07 at 102.00        AA     627,660
              Homeownership Program Bonds, Issue 3A,
              5.850%, 7/01/17 (Alternative Minimum
              Tax)

       5,940 Tennessee Housing Development Agency,     1/09 at 101.00        AA   6,066,403
              Homeownership Program Bonds, Issue
              1998-2, 5.375%, 7/01/29 (Alternative
              Minimum Tax)

       6,700 Tennessee Housing Development Agency,     1/09 at 101.00        AA   6,874,401
              Homeownership Program Bonds, Issue
              1996-5B, (Remarketing), 5.375%,
              7/01/23 (Alternative Minimum Tax)

       2,665 Tennessee Housing Development Agency,     1/09 at 101.00        AA   2,820,076
              Homeownership Program Bonds, Issue
              1999-3, 6.000%, 1/01/20 (Alternative
              Minimum Tax)

       6,400 Tennessee Housing Development Agency,     7/11 at 100.00       AAA   6,617,728
              Homeownership Program Bonds, Issue
              2002A, 5.400%, 7/01/32 (Alternative
              Minimum Tax) - FSA Insured
-------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,665 The Health and Educational Facilities     2/08 at 102.00        AA   2,770,001
              Board of the Metropolitan Government
              of Nashville and Davidson Counties,
              Tennessee, Multi-Modal Interchangeable
              Rate, Health Facility Revenue Bonds,
              Richland Place, Inc. Project, Series
              1993, 5.500%, 5/01/23 - RAAI Insured
-------------------------------------------------------------------------------------------
             Materials - 4.5%

       3,000 Chattanooga Industrial Development        1/04 at 103.00      A-1+   3,094,710
              Board, Tennessee, Pollution Control
              Revenue Bonds, E.I. du Pont de Nemours
              & Company, Series 1982A, 6.350%,
              7/01/22

      12,000 Humphreys County Industrial Development   5/04 at 102.00       AA-  12,470,400
              Board, Tennessee, Solid Waste Disposal
              Facility Bonds, E.I. du Pont de
              Nemours and Company Project, Series
              1994, 6.700%, 5/01/24 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------

             Tax Obligation/General - 10.7%

       2,250 Dickson County, Tennessee, General        3/13 at 102.00       Aaa   2,454,638
              Obligation Refunding Bonds, Series
              2002, 5.000%, 3/01/17 - FGIC Insured

       6,070 Knoxville, Tennessee, General             5/12 at 100.00        AA   6,210,096
              Obligation Bonds, Series 2002A,
              5.000%, 5/01/25

       1,000 Lincoln County, Tennessee, General          No Opt. Call       Aaa   1,120,830
              Obligation Refunding Bonds, Series
              2001, 5.250%, 4/01/19 - FGIC Insured

       1,000 Marion County, Tennessee, General         4/11 at 100.00       Aaa   1,021,810
              Obligation Rural School Bonds, Series
              2001, 5.000%, 4/01/24 - AMBAC Insured

       1,000 City of Memphis, Tennessee, General      10/07 at 101.00        AA   1,053,400
              Improvement Bonds, Series 1999A,
              5.000%, 10/01/19

----
24

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------

             Tax Obligation/General (continued)

    $  3,100 City of Memphis, Tennessee, General      11/10 at 101.00        AA $ 3,299,857
              Improvement Bonds, Series 2002,
              5.250%, 11/01/22

       2,005 City of Memphis, Tennessee, General       5/11 at 101.00        AA   2,160,307
              Obligation Bonds, Series 2003, 5.000%,
              5/01/16

       6,000 The Metropolitan Government of            5/07 at 102.00        AA   6,141,240
              Nashville and Davidson County,
              Tennessee, General Obligation
              Refunding Bonds, Series 1997, 5.125%,
              5/15/25

             The Metropolitan Government of
             Nashville and Davidson County,
             Tennessee, General Obligation Bonds,
             Residual Option Longs, 2001 Series
             II-R52:
       2,350  13.940%, 10/15/17 (IF)                  10/11 at 100.00       AA-   3,213,790
       2,480  13.180%, 10/15/18 (IF)                  10/11 at 100.00       AA-   3,166,960

             Putnam County, Tennessee, General
              Obligation School Refunding Bonds,
              Series 2001:
       2,960  5.250%, 4/01/19 - FGIC Insured             No Opt. Call       Aaa   3,317,657
       2,645  5.250%, 4/01/20 - FGIC Insured             No Opt. Call       Aaa   2,955,840

         750 Shelby County, Tennessee, General         4/05 at 101.00       AA+     796,507
              Obligation Refunding Bonds, Series
              1995A, 5.625%, 4/01/14
-------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 9.9%

       5,000 Chattanooga Industrial Development       10/10 at 100.00       AAA   5,488,400
              Board, Tennessee, Lease Rental Revenue
              Bonds, Series 2000,
              5.625%, 10/01/30 - AMBAC Insured

      10,000 The Memphis and Shelby County Sports     11/12 at 100.00       AAA  10,285,200
              Authority, Inc., Tennessee, Revenue
              Bonds, Series 2002A, Memphis Arena
              Project, 5.125%, 11/01/28 - AMBAC
              Insured

       3,285 The Memphis and Shelby County Sports     11/12 at 100.00       AAA   3,377,966
              Authority, Inc., Tennessee, Revenue
              Bonds, Series 2002B, Memphis Arena
              Project, 5.125%, 11/01/29 - AMBAC
              Insured

       4,000 The Health and Educational Facilities     6/09 at 100.00       AAA   4,034,440
              Board of the Metropolitan Government
              of Nashville and Davidson County,
              Tennessee, Revenue Refunding and
              Improvement Bonds, Meharry Medical
              College Project, Series 1996, 5.000%,
              12/01/24 - AMBAC Insured

       4,000 The Sports Authority of the               7/06 at 101.00       AAA   4,340,600
              Metropolitan Government of Nashville
              and Davidson County, Tennessee, Public
              Improvement Revenue Bonds, Stadium
              Project, Series 1996, 5.750%,
              7/01/26 - AMBAC Insured

       3,000 Puerto Rico Highway and Transportation    7/16 at 100.00         A   3,024,150
              Authority, Highway Revenue Bonds,
              Series 1996Y, 5.000%, 7/01/36

       3,000 Puerto Rico Public Finance Corporation,     No Opt. Call       AAA   3,594,390
              Commonwealth Appropriation Bonds,
              Series 2002E, 6.000%, 8/01/26
-------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 Fayetteville, Tennessee, Bradband         4/08 at 101.00       N/R   2,808,729
              Telecommunications Network Revenue
              Bonds, Series 2000, 6.500%, 4/01/20
-------------------------------------------------------------------------------------------
             Transportation - 3.8%

             Memphis-Shelby County Airport
              Authority, Tennessee, Airport Revenue
              Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum     3/10 at 101.00       AAA   4,412,720
              Tax) - AMBAC Insured
       1,640  6.125%, 3/01/25 (Alternative Minimum     3/10 at 101.00       AAA   1,835,537
              Tax) - AMBAC Insured

       3,710 Memphis-Shelby County Airport             3/11 at 100.00       AAA   4,002,793
              Authority, Tennessee, Airport Revenue
              Bonds, Series 2001A, 5.500%, 3/01/17
              (Alternative Minimum Tax) - FSA Insured

       2,850 Memphis-Shelby County Airport             3/11 at 100.00       AAA   2,919,682
              Authority, Tennessee, Airport Revenue
              Bonds, Series 2001B,
              5.125%, 3/01/26 - FSA Insured
-------------------------------------------------------------------------------------------
             U.S. Guaranteed - 13.5%

       1,520 Clarksville, Tennessee, Water, Sewer        No Opt. Call       AAA     888,410
              and Gas Revenue Refunding and
              Improvement Bonds, Series 1992,
              0.000%, 2/01/16 - MBIA Insured

       1,000 Hamilton County, Tennessee, General       2/05 at 102.00    Aa1***   1,078,620
              Obligation Bonds, Series 1995, 6.250%,
              2/01/20 (Pre-refunded to 2/01/05)

       5,000 Johnson City, Tennessee, Unlimited Tax    5/06 at 100.00       AAA   5,603,950
              and School Sales Tax Revenue Bonds,
              Series 1994, 6.700%, 5/01/21
              (Pre-refunded to 5/01/06) - AMBAC
              Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

             Johnson City Health and Educational
             Facilities Board, Tennessee, Hospital
             Revenue Refunding and Improvement
             Bonds, Johnson City Medical Center,
             Series 1998C:
    $  7,795  5.125%, 7/01/25 (Pre-refunded to         7/23 at 100.00       AAA $8,278,446
              7/01/23) - MBIA Insured
       2,265  5.125%, 7/01/25 - MBIA Insured           1/09 at 101.00       AAA  2,405,475
       8,930  5.250%, 7/01/28 - MBIA Insured           1/09 at 101.00       AAA  9,591,088

      18,670 The Health and Educational Facilities       No Opt. Call       Aaa  7,759,439
              Board of the Metropolitan Government
              of Nashville and Davidson County,
              Tennessee, Revenue Bonds, Volunteer
              Healthcare, Subordinate Lien, Series
              1988, 0.000%, 6/01/21

       1,075 The Health and Educational Facilities    10/07 at 105.00    N/R***  1,365,788
              Board of the Metropolitan Government
              of Nashville and Davidson County,
              Tennessee, Revenue Bonds, Series
              1992A, Mur-Ci Homes Inc. Project,
              9.000%, 10/01/22 (Pre-refunded to
              10/01/07)

       3,000 The Health and Educational Facilities    11/09 at 101.00       AAA  3,573,900
              Board of the Metropolitan Government
              of Nashville and Davidson County,
              Tennessee, Revenue Bonds, Ascension
              Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded to
              11/15/09) - AMBAC Insured

       2,500 The Public Building Authority of the      2/04 at 110.00       AAA  2,778,700
              City of Mt. Juliet, Tennessee, Revenue
              Bonds, Utility District Loan Program,
              Series B, Madison Suburban Utility
              District, 7.800%, 2/01/19
              (Pre-refunded to 2/01/04) - MBIA
              Insured

         250 Shelby County, Tennessee, General         4/05 at 101.00    AA+***    267,048
              Obligation Refunding Bonds, Series
              1995A, 5.625%, 4/01/14 (Pre-refunded
              to 4/01/05)

             Wilson County, Tennessee, Certificates
             of Participation, Wilson County
             Educational Facilities Corporation,
             Series 1994:
       1,500  6.125%, 6/30/10 (Pre-refunded to         6/04 at 102.00     A2***  1,573,590
              6/30/04)
       1,500  6.250%, 6/30/15 (Pre-refunded to         6/04 at 102.00     A2***  1,574,685
              6/30/04)
------------------------------------------------------------------------------------------
             Utilities - 9.3%

       7,500 Clarksville, Tennessee, Water, Sewer      2/11 at 100.00       Aaa  7,725,000
              and Gas Revenue Refunding and
              Improvement Bonds, Series 2001,
              5.000%, 2/01/22 - FSA Insured

       1,830 Clarksville, Tennessee, Water, Sewer        No Opt. Call       Aaa  2,049,417
              and Gas Revenue Refunding Bonds,
              Series 2002, 5.250%, 2/01/17 - FSA
              Insured

             Knoxville, Tennessee, Electric System
              Revenue Bonds, Series 2001U:
       1,000  5.125%, 7/01/20                          7/10 at 100.00        AA  1,063,990
       3,000  5.125%, 7/01/27                          7/10 at 100.00        AA  3,071,580

       7,800 The Metropolitan Government of              No Opt. Call       AAA  5,967,156
              Nashville and Davidson County,
              Tennessee, Electric System Revenue
              Bonds, Series 1996A, 0.000%, 5/15/11 -
              MBIA Insured

       3,000 The Metropolitan Government of            5/08 at 102.00        AA  3,120,510
              Nashville and Davidson County,
              Tennessee, Electric System Revenue
              Bonds, Series 1998A, 5.200%, 5/15/23

       9,000 The Metropolitan Government of            5/11 at 100.00        AA  9,254,250
              Nashville and Davidson County,
              Tennessee, Electric System Revenue
              Bonds, Series 2001A, 5.125%, 5/15/26
------------------------------------------------------------------------------------------
             Water and Sewer - 8.0%

       1,000 Dickson County Water Authority,          12/12 at 100.00       Aaa  1,055,260
              Tennessee, Waterworks System Revenue
              Bonds, Series 2002, 5.000%, 12/01/19 -
              FGIC Insured

             Hallsdale-Powell Utility District, Knox
             County, Tennessee, Water and Sewer
             Revenue Refunding and Improvement
             Bonds, Series 2002A:
       4,320  5.000%, 4/01/24 - FGIC Insured           4/12 at 101.00       AAA  4,428,302
       4,000  5.000%, 4/01/27 - FGIC Insured           4/12 at 101.00       AAA  4,086,600

       3,000 Madison, Tennessee, Suburban Utility      2/08 at 100.00       AAA  3,155,730
              District, Water Revenue Refunding
              Bonds, Series 1995, 5.000%, 2/01/19 -
              MBIA Insured

       5,000 Memphis, Tennessee, Sanitary Sewerage    10/12 at 100.00       AA+  5,223,100
              System Revenue Bonds, Series 2002,
              5.000%, 10/01/21

       1,000 Milcrofton Utility District of            2/06 at 102.00       N/R    889,420
              Williamson County, Tennessee,
              Waterworks Revenue Refunding Bonds,
              Junior Lien, Series 1996, 6.000%,
              2/01/24

       1,220 South Blount County Utility District,    12/12 at 100.00       Aaa  1,305,327
              Tennessee, Waterworks Revenue Bonds,
              Series 2002, 5.000%, 12/01/17 - FGIC
              Insured

----
26

   Principal                                           Optional Call                 Market
Amount (000) Description                                 Provisions* Ratings**        Value
-------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,000 The White House Utility District of      1/11 at 100.00       Aaa $  2,055,280
              Robertson and Sumner Counties,
              Tennessee, Water and Sewer Revenue
              Refunding Bonds, Series 2000, 5.125%,
              1/01/26 - FSA Insured

       3,700 The White House Utility District of      1/12 at 100.00       Aaa    3,757,644
              Robertson and Sumner Counties,
              Tennessee, Water and Sewer Revenue
              Bonds, Series 2002, 5.000%, 1/01/32 -
              FSA Insured

       1,500 Wilson County, Tennessee, Water and      3/08 at 102.00      Baa1    1,629,000
              Wastewater Authority, Waterworks
              Revenue Refunding and Improvement
              Bonds, Series 1993, 6.000%, 3/01/14
-------------------------------------------------------------------------------------------
    $337,830 Total Long-Term Investments (cost                                  339,657,668
              $321,375,758) - 98.3%
-------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.7%                                 5,985,717
             -----------------------------------------------------------------------------
             Net Assets - 100%                                                 $345,643,385
             -----------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
27

Statement of Assets and Liabilities (Unaudited)
November 30, 2003

                                                Georgia     Louisiana North Carolina      Tennessee
---------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $149,965,917, $111,977,613,
 $201,305,594 and $321,375,758,
 respectively)                            $158,907,026  $119,326,638    $214,999,279  $339,657,668
Cash                                         1,596,975            --       3,967,545     1,217,104
Receivables:
 Interest                                    2,812,310     1,945,352       3,652,149     4,272,357
 Investments sold                            2,185,722     1,850,575              --     1,595,854
 Shares sold                                    60,238       181,552         256,024       574,948
Other assets                                       576           518           1,144        16,975
---------------------------------------------------------------------------------------------------
   Total assets                            165,562,847   123,304,635     222,876,141   347,334,906
---------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                      --     2,537,447              --            --
Payables:
 Investments purchased                       2,594,050            --              --            --
 Shares redeemed                                72,838        26,760          46,904       110,378
Accrued expenses:
 Management fees                                72,712        54,346          98,368       151,680
 12b-1 distribution and service fees            50,157        39,633          61,917        89,149
 Other                                          57,297        41,240          59,133       102,028
Dividends payable                              565,744       427,340         765,315     1,238,286
---------------------------------------------------------------------------------------------------
   Total liabilities                         3,412,798     3,126,766       1,031,637     1,691,521
---------------------------------------------------------------------------------------------------
Net assets                               $ 162,150,049  $120,177,869    $221,844,504  $345,643,385
---------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $ 112,664,543  $ 83,203,928    $169,452,813  $278,505,805
Shares outstanding                          10,152,638     7,277,970      15,931,010    24,361,362
Net asset value per share                $       11.10  $      11.43    $      10.64  $      11.43
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $       11.59  $      11.93    $      11.11  $      11.93
---------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $  19,162,793  $ 20,674,403    $ 23,564,081  $ 23,501,212
Shares outstanding                           1,723,429     1,809,431       2,212,019     2,053,192
Net asset value and offering price per
 share                                   $       11.12  $      11.43    $      10.65  $      11.45
---------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $  27,578,344  $ 16,154,895    $ 26,303,188  $ 42,026,593
Shares outstanding                           2,492,059     1,415,572       2,474,343     3,674,415
Net asset value and offering price per
 share                                   $       11.07  $      11.41    $      10.63  $      11.44
---------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $   2,744,369  $    144,643    $  2,524,422  $  1,609,775
Shares outstanding                             247,933        12,593         236,985       140,796
Net asset value and offering price per
 share                                   $       11.07  $      11.49    $      10.65  $      11.43
---------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------
Capital paid-in                          $ 153,710,310  $114,180,415    $208,749,354  $327,666,294
Undistributed (Over-distribution of)
 net investment income                        (129,483)      (55,964)        (93,080)     (191,393)
Accumulated net realized gain (loss)
 from investments                             (371,887)   (1,295,607)       (505,455)     (113,426)
Net unrealized appreciation on
 investments                                 8,941,109     7,349,025      13,693,685    18,281,910
---------------------------------------------------------------------------------------------------
Net assets                               $ 162,150,049  $120,177,869    $221,844,504  $345,643,385
---------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
28

Statement of Operations (Unaudited)
Six Months Ended November 30, 2003

                                              Georgia    Louisiana North Carolina     Tennessee
-----------------------------------------------------------------------------------------------
Investment Income                        $ 4,367,319  $ 3,396,486     $ 5,784,203  $ 9,190,571
-----------------------------------------------------------------------------------------------
Expenses
Management fees                              448,544      349,553         605,703      917,718
12b-1 service fees - Class A                 113,875       88,583         169,464      274,871
12b-1 distribution and service fees -
 Class B                                      93,308      102,295         114,386      108,347
12b-1 distribution and service fees -
 Class C                                     103,264       63,503          99,246      156,131
Shareholders' servicing agent fees and
 expenses                                     38,187       27,254          56,265       74,548
Custodian's fees and expenses                 25,762       25,331          32,033       49,542
Trustees' fees and expenses                    1,838          857           2,253        3,148
Professional fees                              7,040        6,239           7,530        9,608
Shareholders' reports - printing and
 mailing expenses                             26,112       19,052          28,025       29,457
Federal and state registration fees            2,306        2,156           2,406        4,011
Other expenses                                 2,892        2,326           3,670        5,191
-----------------------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                      863,128      687,149       1,120,981    1,632,572
 Custodian fee credit                         (4,390)      (4,131)         (4,476)     (11,824)
-----------------------------------------------------------------------------------------------
Net expenses                                 858,738      683,018       1,116,505    1,620,748
-----------------------------------------------------------------------------------------------
Net investment income                      3,508,581    2,713,468       4,667,698    7,569,823
-----------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
 from Investments
Net realized gain (loss) from
 investments                                (354,428)     709,531         (17,838)    (238,258)
Net change in unrealized appreciation
 (depreciation) of investments            (3,367,227)  (4,783,634)     (4,884,426)  (7,747,388)
-----------------------------------------------------------------------------------------------
Net gain (loss) from investments          (3,721,655)  (4,074,103)     (4,902,264)  (7,985,646)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         $  (213,074) $(1,360,635)    $  (234,566) $  (415,823)
-----------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
29

Statement of Changes in Net Assets (Unaudited)

                                                     Georgia                        Louisiana
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/03        5/31/03         11/30/03        5/31/03
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  3,508,581  $  7,072,218      $  2,713,468  $  5,848,430
Net realized gain (loss) from
 investments                                     (354,428)      999,239           709,531       410,113
Net change in unrealized appreciation
 (depreciation) of investments                 (3,367,227)    8,430,972        (4,783,634)    6,813,616
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 (213,074)   16,502,429        (1,360,635)   13,072,159
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (2,483,646)   (5,278,697)       (1,971,110)   (4,250,316)
 Class B                                         (352,760)     (694,331)         (400,205)     (888,811)
 Class C                                         (527,448)   (1,049,313)         (332,720)     (828,837)
 Class R                                          (66,733)     (135,883)           (3,177)       (5,874)
From accumulated net realized gains
 from investments:
 Class A                                               --      (368,733)               --            --
 Class B                                               --       (60,354)               --            --
 Class C                                               --       (84,324)               --            --
 Class R                                               --        (9,289)               --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (3,430,587)   (7,680,924)       (2,707,212)   (5,973,838)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                7,416,932    27,032,456         3,726,181    15,464,019
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  1,329,056     3,032,982           982,128     2,158,303
--------------------------------------------------------------------------------------------------------
                                                8,745,988    30,065,438         4,708,309    17,622,322
Cost of shares redeemed                       (13,105,189)  (26,933,274)      (17,182,039)  (20,421,384)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                  (4,359,201)    3,132,164       (12,473,730)   (2,799,062)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets          (8,002,862)   11,953,669       (16,541,577)    4,299,259
Net assets at the beginning of period         170,152,911   158,199,242       136,719,446   132,420,187
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $162,150,049  $170,152,911      $120,177,869  $136,719,446
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (129,483) $   (207,477)     $    (55,964) $    (62,220)
--------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
30

                                                                                        North Carolina
                                                                                ------------------------------
                                                                                Six Months Ended     Year Ended
                                                                                        11/30/03        5/31/03
----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                               $  4,667,698  $  9,370,959
Net realized gain (loss) from                                                            (17,838)    1,929,149
 investments
Net change in unrealized appreciation                                                 (4,884,426)   11,030,160
 (depreciation) of investments
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                   (234,566)   22,330,268
 from operations
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                                              (3,666,564)   (7,539,046)
 Class B                                                                                (430,199)     (842,954)
 Class C                                                                                (497,190)     (968,651)
 Class R                                                                                 (54,760)      (92,155)
From accumulated net realized gains
 from investments:
 Class A                                                                                      --            --
 Class B                                                                                      --            --
 Class C                                                                                      --            --
 Class R                                                                                      --            --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from                                                           (4,648,713)   (9,442,806)
 distributions to shareholders
----------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                      12,515,433    31,206,426
Net proceeds from shares issued to                                                     2,274,515
 shareholders due to reinvestment of
 distributions                                                                                       4,516,770
----------------------------------------------------------------------------------------------------------------
                                                                                      14,789,948    35,723,196
Cost of shares redeemed                                                              (18,073,111)  (26,194,314)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                 (3,283,163)    9,528,882
 from Fund share transactions
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                 (8,166,442)   22,416,344
Net assets at the beginning of period                                                230,010,946   207,594,602
----------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                     $221,844,504  $230,010,946
----------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of period     $    (93,080) $   (112,065)
----------------------------------------------------------------------------------------------------------------

                                                                                           Tennessee
                                                                                ------------------------------
                                                                                Six Months Ended     Year Ended
                                                                                        11/30/03        5/31/03
---------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                               $  7,569,823  $ 15,055,783
Net realized gain (loss) from                                                           (238,258)    1,198,307
 investments
Net change in unrealized appreciation                                                 (7,747,388)   18,025,159
 (depreciation) of investments
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                   (415,823)   34,279,249
 from operations
---------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                                              (6,413,015)  (12,950,777)
 Class B                                                                                (446,022)     (851,669)
 Class C                                                                                (856,577)   (1,447,900)
 Class R                                                                                 (33,086)      (45,819)
From accumulated net realized gains
 from investments:
 Class A                                                                                      --      (151,984)
 Class B                                                                                      --       (11,994)
 Class C                                                                                      --       (19,183)
 Class R                                                                                      --          (522)
---------------------------------------------------------------------------------------------------------------
Decrease in net assets from                                                           (7,748,700)  (15,479,848)
 distributions to shareholders
---------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                      23,252,557    45,347,059
Net proceeds from shares issued to                                                     3,068,565
 shareholders due to reinvestment of
 distributions                                                                          6,419,619
---------------------------------------------------------------------------------------------------------------
                                                                                      26,321,122    51,766,678
Cost of shares redeemed                                                              (19,571,922)  (39,692,385)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                  6,749,200
 from Fund share transactions                                                                       12,074,293
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                 (1,415,323)   30,873,694
Net assets at the beginning of period                                                347,058,708   316,185,014
---------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                     $345,643,385  $347,058,708
---------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of period     $   (191,393) $    (12,516)
---------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
31

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina") and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Georgia had an outstanding when-issued purchase commitment of $2,594,050. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
32

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2003, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such securities during the six months ended November 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Georgia
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/03                   5/31/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               364,646  $  4,010,311   1,592,528  $ 17,470,791
  Class B                                                94,864     1,045,065     401,594     4,424,211
  Class C                                               212,843     2,342,226     463,944     5,090,519
  Class R                                                 1,774        19,330       4,341        46,935
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                87,599       966,168     202,410     2,219,430
  Class B                                                13,081       144,547      26,673       293,023
  Class C                                                15,465       170,191      37,514       410,427
  Class R                                                 4,376        48,150      10,071       110,102
--------------------------------------------------------------------------------------------------------
                                                        794,648     8,745,988   2,739,075    30,065,438
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (734,103)   (8,117,856) (1,883,394)  (20,657,864)
  Class B                                              (182,575)   (2,004,937)   (241,404)   (2,649,896)
  Class C                                              (244,939)   (2,672,454)   (325,106)   (3,575,126)
  Class R                                               (28,300)     (309,942)     (4,548)      (50,388)
--------------------------------------------------------------------------------------------------------
                                                     (1,189,917)  (13,105,189) (2,454,452)  (26,933,274)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (395,269) $ (4,359,201)    284,623  $  3,132,164
--------------------------------------------------------------------------------------------------------


----
33

                                                                          Louisiana
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/03                   5/31/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               213,528  $  2,450,077     833,869  $  9,524,051
  Class B                                                39,745       453,343     245,160     2,801,986
  Class C                                                71,403       812,762     268,859     3,068,980
  Class R                                                   881         9,999       6,092        69,002
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                62,910       715,118     135,521     1,542,619
  Class B                                                12,119       137,766      25,485       290,003
  Class C                                                11,106       126,103      28,170       320,054
  Class R                                                   275         3,141         492         5,627
--------------------------------------------------------------------------------------------------------
                                                        411,967     4,708,309   1,543,648    17,622,322
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,037,695)  (11,685,128)   (953,192)  (10,857,312)
  Class B                                              (213,447)   (2,406,734)   (275,082)   (3,134,953)
  Class C                                              (273,910)   (3,087,677)   (568,276)   (6,420,869)
  Class R                                                  (211)       (2,500)       (717)       (8,250)
--------------------------------------------------------------------------------------------------------
                                                     (1,525,263)  (17,182,039) (1,797,267)  (20,421,384)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (1,113,296) $(12,473,730)   (253,619) $ (2,799,062)
--------------------------------------------------------------------------------------------------------

                                                                       North Carolina
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/03                   5/31/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               761,935  $  8,034,580   1,656,085  $ 17,388,163
  Class B                                               118,779     1,266,984     415,265     4,381,784
  Class C                                               267,725     2,859,302     835,091     8,782,391
  Class R                                                33,713       354,567      61,849       654,088
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               173,110     1,829,252     340,681     3,578,455
  Class B                                                17,255       182,658      38,028       400,000
  Class C                                                21,474       226,697      45,013       472,277
  Class R                                                 3,392        35,908       6,278        66,038
--------------------------------------------------------------------------------------------------------
                                                      1,397,383    14,789,948   3,398,290    35,723,196
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,177,820)  (12,399,480) (1,679,430)  (17,715,940)
  Class B                                              (224,913)   (2,367,615)   (238,737)   (2,507,155)
  Class C                                              (291,358)   (3,036,010)   (560,931)   (5,890,649)
  Class R                                               (25,711)     (270,006)     (7,481)      (80,570)
--------------------------------------------------------------------------------------------------------
                                                     (1,719,802)  (18,073,111) (2,486,579)  (26,194,314)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (322,419) $ (3,283,163)    911,711  $  9,528,882
--------------------------------------------------------------------------------------------------------


----
34

                                                                          Tennessee
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/03                   5/31/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,453,944  $ 16,511,441   2,333,590  $ 26,450,976
  Class B                                               211,171     2,405,434     336,340     3,822,137
  Class C                                               339,236     3,861,045   1,285,226    14,647,808
  Class R                                                41,890       474,637      37,511       426,138
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               227,196     2,580,585     485,698     5,498,064
  Class B                                                18,301       208,079      36,778       417,013
  Class C                                                23,385       265,832      42,618       482,942
  Class R                                                 1,240        14,069       1,907        21,600
--------------------------------------------------------------------------------------------------------
                                                      2,316,363    26,321,122   4,559,668    51,766,678
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,252,593)  (14,158,773) (3,073,082)  (34,796,182)
  Class B                                              (125,105)   (1,417,439)   (169,186)   (1,927,842)
  Class C                                              (344,648)   (3,921,599)   (261,103)   (2,968,240)
  Class R                                                (6,579)      (74,111)        (11)         (121)
--------------------------------------------------------------------------------------------------------
                                                     (1,728,925)  (19,571,922) (3,503,382)  (39,692,385)
--------------------------------------------------------------------------------------------------------
Net increase                                            587,438  $  6,749,200   1,056,286  $ 12,074,293
--------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                             Georgia   Louisiana North Carolina   Tennessee
    -----------------------------------------------------------------------
    Purchases            $12,293,535 $ 9,323,059    $ 9,106,409 $36,802,996
    Sales and maturities  16,705,688  19,388,421     15,298,443  28,216,562
    -----------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                         Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------
Cost of investments $149,963,578 $111,918,274   $201,165,931 $321,305,393
-------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                               Georgia   Louisiana North Carolina     Tennessee
-----------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $9,798,617  $8,021,780     $14,113,915  $18,631,616
  Depreciation                               (855,169)   (613,416)       (280,567)    (279,341)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments $8,943,448  $7,408,364     $13,833,348  $18,352,275
-----------------------------------------------------------------------------------------------


----
35

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                           Georgia Louisiana North Carolina  Tennessee
--------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $368,234  $343,659       $537,547 $1,137,313
Undistributed net ordinary income*           1,064        26          1,501        528
Undistributed net long-term capital gains       --        --             --    124,834
--------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2003                                              Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,183,822 $6,022,443     $9,418,131 $15,296,262
Distributions from net ordinary income*           246,475         --         36,071          --
Distributions from net long-term capital gains    276,225         --             --     183,683
-----------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                     Louisiana North Carolina
                   ------------------------------------------
                   Expiration year:
                     2008           $  701,202       $     --
                     2009            1,235,446        427,470
                     2010               68,490         60,147
                   ------------------------------------------
                   Total            $2,005,138       $487,617
                   ------------------------------------------

Georgia elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Georgia has $18,525 of post-October losses that are treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


----
36

During the six months ended November 30, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                Georgia Louisiana North Carolina Tennessee
     ---------------------------------------------------------------------
     Sales charges collected    $96,028   $74,433       $107,917  $357,989
     Paid to authorized dealers  84,362    63,131         93,255   313,211
     ---------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Commission advances $72,139   $23,652        $83,473  $194,013
         --------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2003, the Distributor retained such 12b-1 fees as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         12b-1 fees retained $94,495   $92,255       $121,167  $140,925
         --------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2003, as follows:

                          Georgia Louisiana North Carolina Tennessee
            --------------------------------------------------------
            CDSC retained $22,642   $51,330        $50,498   $36,163
            --------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 29, 2003, to shareholders of record on December 9, 2003, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0400    $.0420         $.0380    $.0420
           Class B             .0330     .0350          .0315     .0350
           Class C             .0350     .0370          .0330     .0370
           Class R             .0415     .0440          .0395     .0440
         --------------------------------------------------------------

Tennessee also declared a capital gains distribution of $.0041 per share and an ordinary income distribution of $.0001 per share, both of which were paid on December 3, 2003, to shareholders of record on December 1, 2003.



----
37

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement
Date)
                                  Investment Operations        Less Distributions
                               ---------------------------  -----------------------                    --------


GEORGIA


                                                Net
                                          Realized/
                                         Unrealized
                     Beginning       Net    Invest-             Net                  Ending              Ending
                           Net   Invest-       ment         Invest-                     Net                 Net
                         Asset      ment       Gain            ment  Capital          Asset     Total    Assets
Year Ended May 31,       Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                $11.34      $.25      $(.25) $  --    $(.24)   $  --  $(.24) $11.10       .04% $112,665
 2003                    10.74       .49        .64   1.13     (.49)    (.04)  (.53)  11.34     10.78   118,307
 2002                    10.66       .52        .08    .60     (.52)      --   (.52)  10.74      5.71   113,054
 2001                    10.01       .53        .64   1.17     (.52)      --   (.52)  10.66     11.90   107,606
 2000                    11.02       .52       (.96)  (.44)    (.53)    (.04)  (.57)  10.01     (4.05)  104,434
 1999                    11.19       .54       (.17)   .37     (.54)      --   (.54)  11.02      3.34   128,138
Class B (2/97)
 2004(e)                 11.36       .20       (.24)  (.04)    (.20)      --   (.20)  11.12      (.34)   19,163
 2003                    10.76       .41        .64   1.05     (.41)    (.04)  (.45)  11.36      9.92    20,425
 2002                    10.67       .44        .09    .53     (.44)      --   (.44)  10.76      4.91    17,341
 2001                    10.02       .45        .65   1.10     (.45)      --   (.45)  10.67     11.17    15,392
 2000                    11.03       .44       (.96)  (.52)    (.45)    (.04)  (.49)  10.02     (4.79)   12,470
 1999                    11.20       .46       (.17)   .29     (.46)      --   (.46)  11.03      2.57    11,991
Class C (1/94)
 2004(e)                 11.31       .21       (.24)  (.03)    (.21)      --   (.21)  11.07      (.23)   27,578
 2003                    10.73       .43        .62   1.05     (.43)    (.04)  (.47)  11.31     10.00    28,367
 2002                    10.64       .46        .09    .55     (.46)      --   (.46)  10.73      5.24    25,016
 2001                     9.99       .47        .64   1.11     (.46)      --   (.46)  10.64     11.29    19,497
 2000                    11.00       .46       (.96)  (.50)    (.47)    (.04)  (.51)   9.99     (4.61)   19,532
 1999                    11.17       .48       (.17)   .31     (.48)      --   (.48)  11.00      2.80    24,358
Class R (2/97)
 2004(e)                 11.31       .26       (.25)   .01     (.25)      --   (.25)  11.07       .12     2,744
 2003                    10.71       .51        .64   1.15     (.51)    (.04)  (.55)  11.31     10.99     3,054
 2002                    10.63       .52        .10    .62     (.54)      --   (.54)  10.71      5.91     2,788
 2001                     9.98       .55        .64   1.19     (.54)      --   (.54)  10.63     12.13     1,119
 2000                    10.99       .53       (.96)  (.43)    (.54)    (.04)  (.58)   9.98     (3.89)      405
 1999                    11.15       .56       (.15)   .41     (.57)      --   (.57)  10.99      3.67       364
----------------------------------------------------------------------------------------------------------------

Class (Commencement
Date)
                                          Ratios/Supplemental Data
                     -------------------------------------------------------------------------
                        Before Credit/           After            After Credit/
                        Reimbursement       Reimbursement(c)     Reimbursement(d)
GEORGIA              ------------------   ------------------   ------------------
                                  Ratio                Ratio                Ratio
                                 of Net               of Net               of Net
                                Invest-              Invest-              Invest-
                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                     Expenses    Income   Expenses    Income   Expenses    Income
                           to        to         to        to         to        to
                      Average   Average    Average   Average    Average   Average   Portfolio
                          Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,     Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                  .87%*    4.44%*      .87%*    4.44%*      .87%*    4.45%*         8%
 2003                     .88      4.43        .88      4.43        .87      4.44          15
 2002                     .91      4.77        .91      4.77        .89      4.79          41
 2001                     .94      5.04        .94      5.04        .94      5.04          14
 2000                    1.06      4.99       1.06      4.99       1.05      4.99          15
 1999                     .88      4.68        .74      4.82        .74      4.83          32
Class B (2/97)
 2004(e)                 1.62*     3.69*      1.62*     3.69*      1.61*     3.70*          8
 2003                    1.63      3.68       1.63      3.68       1.62      3.70          15
 2002                    1.66      4.02       1.66      4.02       1.64      4.03          41
 2001                    1.70      4.28       1.70      4.28       1.69      4.28          14
 2000                    1.83      4.23       1.82      4.24       1.82      4.24          15
 1999                    1.63      3.95       1.51      4.08       1.50      4.08          32
Class C (1/94)
 2004(e)                 1.42*     3.89*      1.42*     3.89*      1.41*     3.90*          8
 2003                    1.43      3.88       1.43      3.88       1.42      3.89          15
 2002                    1.46      4.22       1.46      4.22       1.45      4.23          41
 2001                    1.49      4.49       1.49      4.49       1.49      4.49          14
 2000                    1.61      4.44       1.60      4.44       1.60      4.44          15
 1999                    1.43      4.14       1.30      4.27       1.29      4.28          32
Class R (2/97)
 2004(e)                  .67*     4.64*       .67*     4.64*       .67*     4.65*          8
 2003                     .68      4.63        .68      4.63        .67      4.65          15
 2002                     .72      4.92        .72      4.92        .71      4.93          41
 2001                     .76      5.22        .76      5.22        .75      5.22          14
 2000                     .88      5.19        .88      5.19        .87      5.20          15
 1999                     .68      4.89        .55      5.03        .54      5.03          32
----------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.


                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


LOUISIANA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2004(e)                                   $11.76      $.25     $ (.33) $(.08)   $(.25)   $  --  $(.25) $11.43      (.62)%
 2003                                       11.15       .52        .62   1.14     (.53)      --   (.53)  11.76     10.45
 2002                                       11.06       .54        .09    .63     (.54)      --   (.54)  11.15      5.78
 2001                                       10.27       .55        .78   1.33     (.54)      --   (.54)  11.06     13.20
 2000                                       11.38       .55      (1.11)  (.56)    (.55)      --   (.55)  10.27     (4.82)
 1999                                       11.55       .57       (.13)   .44     (.57)    (.04)  (.61)  11.38      3.73
Class B (2/97)
 2004(e)                                    11.75       .21       (.32)  (.11)    (.21)      --   (.21)  11.43      (.99)
 2003                                       11.14       .43        .62   1.05     (.44)      --   (.44)  11.75      9.74
 2002                                       11.05       .46        .09    .55     (.46)      --   (.46)  11.14      5.00
 2001                                       10.27       .47        .78   1.25     (.47)      --   (.47)  11.05     12.29
 2000                                       11.37       .47      (1.10)  (.63)    (.47)      --   (.47)  10.27     (5.55)
 1999                                       11.55       .48       (.14)   .34     (.48)    (.04)  (.52)  11.37      2.98
Class C (2/94)
 2004(e)                                    11.74       .22       (.33)  (.11)    (.22)      --   (.22)  11.41      (.89)
 2003                                       11.13       .46        .62   1.08     (.47)      --   (.47)  11.74      9.89
 2002                                       11.04       .48        .09    .57     (.48)      --   (.48)  11.13      5.22
 2001                                       10.26       .49        .77   1.26     (.48)      --   (.48)  11.04     12.49
 2000                                       11.36       .49      (1.10)  (.61)    (.49)      --   (.49)  10.26     (5.36)
 1999                                       11.54       .50       (.13)   .37     (.51)    (.04)  (.55)  11.36      3.20
Class R (2/97)
 2004(e)                                    11.82       .27       (.34)  (.07)    (.26)      --   (.26)  11.49      (.51)
 2003                                       11.16       .54        .67   1.21     (.55)      --   (.55)  11.82     11.12
 2002                                       11.06       .57        .09    .66     (.56)      --   (.56)  11.16      6.09
 2001                                       10.27       .57        .79   1.36     (.57)      --   (.57)  11.06     13.42
 2000                                       11.38       .57      (1.11)  (.54)    (.57)      --   (.57)  10.27     (4.73)
 1999                                       11.55       .59       (.13)   .46     (.59)    (.04)  (.63)  11.38      4.03
---------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                    Ratios/Supplemental Data
                                        --------------------------------------------------------------------------------
                                                   Before Credit/           After            After Credit/
                                                   Reimbursement       Reimbursement(c)     Reimbursement(d)
LOUISIANA                                       ------------------   ------------------   ------------------
                                                             Ratio                Ratio                Ratio
                                                            of Net               of Net               of Net
                                                           Invest-              Invest-              Invest-
                                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                Expenses    Income   Expenses    Income   Expenses    Income
                                         Ending       to        to         to        to         to        to
                                            Net  Average   Average    Average   Average    Average   Average   Portfolio
                                         Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                        (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2004(e)                                $83,204      .88%*    4.45%*      .88%*    4.45%*      .87%*    4.45%*         7%
 2003                                    94,545      .87      4.54        .87      4.54        .86      4.55          11
 2002                                    89,435      .87      4.82        .87      4.82        .86      4.83          13
 2001                                    84,424      .88      5.07        .88      5.07        .87      5.08          18
 2000                                    77,603     1.00      5.13        .98      5.14        .97      5.15          29
 1999                                    99,176      .88      4.76        .75      4.89        .75      4.89          11
Class B (2/97)
 2004(e)                                 20,674     1.63*     3.70*      1.63*     3.70*      1.62*     3.71*          7
 2003                                    23,169     1.62      3.79       1.62      3.79       1.61      3.80          11
 2002                                    22,011     1.62      4.07       1.62      4.07       1.61      4.08          13
 2001                                    20,753     1.63      4.32       1.63      4.32       1.62      4.33          18
 2000                                    17,194     1.75      4.39       1.74      4.40       1.73      4.41          29
 1999                                    18,870     1.63      4.01       1.50      4.15       1.49      4.15          11
Class C (2/94)
 2004(e)                                 16,155     1.43*     3.90*      1.43*     3.90*      1.42*     3.90*          7
 2003                                    18,868     1.42      3.99       1.42      3.99       1.41      4.00          11
 2002                                    20,909     1.42      4.27       1.42      4.27       1.41      4.28          13
 2001                                    19,887     1.43      4.52       1.43      4.52       1.42      4.53          18
 2000                                    19,074     1.55      4.59       1.54      4.60       1.53      4.61          29
 1999                                    21,352     1.43      4.21       1.30      4.34       1.29      4.34          11
Class R (2/97)
 2004(e)                                    145      .68*     4.66*       .68*     4.66*       .67*     4.66*          7
 2003                                       138      .67      4.73        .67      4.73        .66      4.74          11
 2002                                        65      .68      5.07        .68      5.07        .67      5.08          13
 2001                                       656      .69      5.28        .69      5.28        .68      5.29          18
 2000                                       953      .75      5.31        .73      5.33        .72      5.34          29
 1999                                     2,451      .68      4.97        .55      5.10        .55      5.10          11
-------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.


                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                    --------


NORTH CAROLINA


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                  Ending              Ending
                                     Net   Invest-       ment         Invest-                     Net                 Net
                                   Asset      ment       Gain            ment  Capital          Asset     Total    Assets
Year Ended May 31,                 Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                          $10.86      $.23      $(.22) $ .01    $(.23)   $  --  $(.23) $10.64       .11% $169,453
 2003                              10.24       .46        .62   1.08     (.46)      --   (.46)  10.86     10.82   175,654
 2002                              10.15       .48        .10    .58     (.49)      --   (.49)  10.24      5.81   162,422
 2001                               9.49       .50        .66   1.16     (.50)      --   (.50)  10.15     12.41   160,578
 2000                              10.38       .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)  153,091
 1999                              10.62       .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43   183,370
Class B (2/97)
 2004(e)                           10.88       .19       (.23)  (.04)    (.19)      --   (.19)  10.65      (.35)   23,564
 2003                              10.26       .38        .63   1.01     (.39)      --   (.39)  10.88      9.99    25,027
 2002                              10.16       .41        .10    .51     (.41)      --   (.41)  10.26      5.11    21,404
 2001                               9.51       .42        .66   1.08     (.43)      --   (.43)  10.16     11.46    16,626
 2000                              10.39       .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)   11,541
 1999                              10.62       .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73    10,609
Class C (10/93)
 2004(e)                           10.85       .20       (.22)  (.02)    (.20)      --   (.20)  10.63      (.17)   26,303
 2003                              10.23       .40        .62   1.02     (.40)      --   (.40)  10.85     10.21    26,876
 2002                              10.14       .43        .09    .52     (.43)      --   (.43)  10.23      5.20    22,077
 2001                               9.48       .44        .66   1.10     (.44)      --   (.44)  10.14     11.80    18,238
 2000                              10.36       .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)   16,023
 1999                              10.60       .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85    17,507
Class R (2/97)
 2004(e)                           10.87       .24       (.22)   .02     (.24)      --   (.24)  10.65       .20     2,524
 2003                              10.25       .48        .62   1.10     (.48)      --   (.48)  10.87     11.00     2,453
 2002                              10.16       .50        .10    .60     (.51)      --   (.51)  10.25      5.99     1,691
 2001                               9.50       .52        .66   1.18     (.52)      --   (.52)  10.16     12.60     1,658
 2000                              10.38       .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)    1,338
 1999                              10.62       .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61     1,312
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
NORTH CAROLINA                 ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,               Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                            .86%*    4.32%*      .86%*    4.32%*      .86%*    4.33%*         4%
 2003                               .86      4.37        .86      4.37        .85      4.38          17
 2002                               .90      4.71        .90      4.71        .90      4.71          15
 2001                               .95      4.96        .95      4.96        .94      4.97          12
 2000                              1.00      5.06       1.00      5.06        .99      5.07          23
 1999                               .87      4.66        .74      4.79        .74      4.80          11
Class B (2/97)
 2004(e)                           1.61*     3.58*      1.61*     3.58*      1.60*     3.58*          4
 2003                              1.61      3.62       1.61      3.62       1.60      3.63          17
 2002                              1.66      3.96       1.66      3.96       1.65      3.96          15
 2001                              1.70      4.20       1.70      4.20       1.69      4.21          12
 2000                              1.76      4.31       1.76      4.31       1.75      4.32          23
 1999                              1.63      3.92       1.44      4.11       1.44      4.11          11
Class C (10/93)
 2004(e)                           1.41*     3.78*      1.41*     3.78*      1.41*     3.78*          4
 2003                              1.41      3.82       1.41      3.82       1.40      3.83          17
 2002                              1.46      4.16       1.46      4.16       1.45      4.16          15
 2001                              1.50      4.41       1.50      4.41       1.49      4.42          12
 2000                              1.55      4.51       1.55      4.51       1.54      4.52          23
 1999                              1.43      4.12       1.24      4.31       1.24      4.31          11
Class R (2/97)
 2004(e)                            .66*     4.53*       .66*     4.53*       .66*     4.53*          4
 2003                               .66      4.57        .66      4.57        .65      4.58          17
 2002                               .70      4.90        .70      4.90        .70      4.91          15
 2001                               .75      5.16        .75      5.16        .74      5.17          12
 2000                               .81      5.26        .81      5.26        .80      5.27          23
 1999                               .67      4.86        .53      5.01        .53      5.01          11
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
40

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                      --------


TENNESSEE


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                   Ending               Ending
                                     Net   Invest-       ment         Invest-                      Net                  Net
                                   Asset      ment       Gain            ment  Capital           Asset     Total     Assets
Year Ended May 31,                 Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)      (000)
----------------------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2004(e)                          $11.71      $.26      $(.28) $(.02)   $(.26)   $  --  $(.26) $11.43       (.09)% $278,506
 2003                              11.06       .53        .67   1.20     (.54)    (.01)  (.55)  11.71      11.09    280,171
 2002                              10.93       .55        .13    .68     (.55)      --   (.55)  11.06       6.35    267,498
 2001                              10.34       .56        .58   1.14     (.55)      --   (.55)  10.93      11.18    250,583
 2000                              11.30       .54       (.95)  (.41)    (.55)      --   (.55)  10.34      (3.65)   248,148
 1999                              11.46       .55       (.15)   .40     (.56)      --   (.56)  11.30       3.47    285,935
Class B (2/97)
 2004(e)                           11.72       .22       (.27)  (.05)    (.22)      --   (.22)  11.45       (.37)    23,501
 2003                              11.07       .45        .67   1.12     (.46)    (.01)  (.47)  11.72      10.27     22,843
 2002                              10.94       .47        .13    .60     (.47)      --   (.47)  11.07       5.54     19,320
 2001                              10.35       .48        .58   1.06     (.47)      --   (.47)  10.94      10.36     14,861
 2000                              11.30       .46       (.94)  (.48)    (.47)      --   (.47)  10.35      (4.29)    12,527
 1999                              11.46       .47       (.16)   .31     (.47)      --   (.47)  11.30       2.72     12,410
Class C (10/93)
 2004(e)                           11.71       .23       (.27)  (.04)    (.23)      --   (.23)  11.44       (.27)    42,027
 2003                              11.06       .47        .67   1.14     (.48)    (.01)  (.49)  11.71      10.47     42,825
 2002                              10.94       .49        .12    .61     (.49)      --   (.49)  11.06       5.68     28,650
 2001                              10.34       .50        .59   1.09     (.49)      --   (.49)  10.94      10.67     23,118
 2000                              11.30       .48       (.95)  (.47)    (.49)      --   (.49)  10.34      (4.21)    23,327
 1999                              11.45       .49       (.15)   .34     (.49)      --   (.49)  11.30       2.97     28,134
Class R (2/97)
 2004(e)                           11.71       .27       (.27)    --     (.28)      --   (.28)  11.43        .02      1,610
 2003                              11.06       .55        .67   1.22     (.56)    (.01)  (.57)  11.71      11.27      1,221
 2002                              10.93       .57        .13    .70     (.57)      --   (.57)  11.06       6.52        717
 2001                              10.33       .58        .59   1.17     (.57)      --   (.57)  10.93      11.48        636
 2000                              11.28       .56       (.94)  (.38)    (.57)      --   (.57)  10.33      (3.40)       547
 1999                              11.44       .57       (.15)   .42     (.58)      --   (.58)  11.28       3.68        529
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
TENNESSEE                      ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,               Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (11/87)
 2004(e)                            .84%*    4.54%*      .84%*    4.54%*      .83%*    4.55%*         8%
 2003                               .84      4.69        .84      4.69        .84      4.70          13
 2002                               .85      4.99        .85      4.99        .84      5.00          20
 2001                               .88      5.17        .88      5.17        .85      5.19          12
 2000                               .99      5.08        .99      5.08        .98      5.10          15
 1999                               .84      4.81        .84      4.81        .84      4.81          16
Class B (2/97)
 2004(e)                           1.59*     3.79*      1.59*     3.79*      1.58*     3.80*          8
 2003                              1.59      3.94       1.59      3.94       1.59      3.95          13
 2002                              1.60      4.23       1.60      4.23       1.59      4.24          20
 2001                              1.63      4.41       1.63      4.41       1.60      4.44          12
 2000                              1.75      4.33       1.75      4.33       1.73      4.35          15
 1999                              1.59      4.07       1.59      4.08       1.59      4.08          16
Class C (10/93)
 2004(e)                           1.39*     3.99*      1.39*     3.99*      1.38*     4.00*          8
 2003                              1.39      4.13       1.39      4.13       1.39      4.14          13
 2002                              1.40      4.43       1.40      4.43       1.39      4.44          20
 2001                              1.43      4.61       1.43      4.61       1.40      4.64          12
 2000                              1.54      4.53       1.54      4.53       1.52      4.55          15
 1999                              1.39      4.27       1.39      4.27       1.39      4.27          16
Class R (2/97)
 2004(e)                            .64*     4.74*       .64*     4.74*       .63*     4.75*          8
 2003                               .64      4.88        .64      4.88        .64      4.88          13
 2002                               .65      5.18        .65      5.18        .64      5.20          20
 2001                               .68      5.36        .68      5.36        .65      5.39          12
 2000                               .81      5.29        .81      5.29        .79      5.31          15
 1999                               .64      5.01        .64      5.01        .64      5.01          16
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
41

                                     Notes

----
42

                                     Notes

----
43

                                     Notes

----
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MS5-1103D

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2004
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date February 4, 2004
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date February 4, 2004
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.